Schedule of Investments
(unaudited)
September 30, 2024
BlackRock High Yield V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
(a) (b)
Apidos CLO XL Ltd., Series 2022-40A, Class
D1R, (3-mo. CME Term SOFR at 2.90%
Floor + 2.90%), 8.10%, 07/15/37 ....... USD 2,000 $ 2,007,129
CarVal CLO VII-C Ltd., Series 2023-1A, Class
D1R, (3-mo. CME Term SOFR at 3.15%
Floor + 3.15%), 8.43%, 07/20/37 ....... 2,000 2,023,868
CIFC Funding 2021-IV Ltd., Series 2021-4A,
Class DR, (3-mo. CME Term SOFR at 2.95%
Floor + 2.95%), 8.12%, 07/23/37 ....... 1,000 1,011,594
Generate CLO Ltd., Series 2024-17A, Class D1,
(3-mo. CME Term SOFR at 3.00% Floor +
3.00%), 8.13%, 10/22/37 ............. 2,000 2,021,649
Golub Capital Partners CLO 75B Ltd., Series
2024-75A, Class D1, (3-mo. CME Term
SOFR at 2.95% Floor + 2.95%), 8.23%,
07/25/37 ....................... 1,500 1,516,142
Marathon CLO Ltd., Series 2020-15A, Class
C1R3, (3-mo. CME Term SOFR at 3.20%
Floor + 3.20%), 8.32%, 08/15/37 ....... 2,500 2,531,146
OCP CLO Ltd., Series 2024-34A, Class D1,
(3-mo. CME Term SOFR at 2.90% Floor +
2.90%), 7.85%, 10/15/37 ............. 1,000 1,010,128
Trimaran Cavu Ltd., Series 2021-1A, Class
D1R, (3-mo. CME Term SOFR at 3.40%
Floor + 3.40%), 8.68%, 07/23/37 ....... 1,500 1,521,157
Warwick Capital CLO 4 Ltd., Series 2024-4A,
Class D1, (3-mo. CME Term SOFR at 3.00%
Floor + 3.00%), 8.19%, 07/20/37 ....... 1,000 1,011,035
Total Asset-Backed Securities — 1 .5%
(Cost: $ 14,500,000 ) ............................... 14,653,848
Shares
Shares
Common Stocks
Building Products — 0.1%
JELD-WEN Holding, Inc.
(c)
.............. 35,112 555,121
Energy Equipment & Services — 0.0%
Nine Energy Service, Inc.
(c)
............. 880 994
Life Sciences Tools & Services — 0.1%
Avantor, Inc.
(c)
...................... 34,421 890,471
Metals & Mining — 0.1%
Constellium SE , Class A
(c)
.............. 58,591 952,690
Oil, Gas & Consumable Fuels — 0.0%
NGL Energy Partners LP
(c)
.............. 65,308 293,886
Professional Services — 0.3%
Alliant, Inc. , (Acquired 09/25/24 , cost
$ 3,119,495 )
(c) (d)
................... 3,167 3,119,495
Specialized REITs — 0.1%
VICI Properties, Inc. .................. 40,839 1,360,347
Total Common Stocks — 0 .7%
(Cost: $ 6,806,682 ) ............................... 7,173,004
Par (000)
Par (000)
Corporate Bonds
Aerospace & Defense — 3.3%
(b)
AAR Escrow Issuer LLC, 6.75%, 03/15/29 ... 662 688,484
Boeing Co. (The)
6.86% , 05/01/54 .................. 1,068 1,172,248
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
7.01% , 05/01/64 .................. USD 598 $ 658,863
Bombardier, Inc.
6.00% , 02/15/28 .................. 1,107 1,114,318
7.50% , 02/01/29 .................. 5 5,291
8.75% , 11/15/30 .................. 1,478 1,622,954
7.25% , 07/01/31 .................. 647 683,999
7.00% , 06/01/32 .................. 1,761 1,841,893
BWX Technologies, Inc., 4.13%, 06/30/28 ... 457 440,796
Embraer Netherlands Finance BV, 7.00%,
07/28/30 ...................... 600 653,520
F-Brasile SpA, Series XR, 7.38%, 08/15/26 .. 1,600 1,595,136
Spirit AeroSystems, Inc.
9.38% , 11/30/29 .................. 1,228 1,332,198
9.75% , 11/15/30 .................. 1,343 1,497,445
TransDigm, Inc.
6.75% , 08/15/28 .................. 2,691 2,769,814
6.38% , 03/01/29 .................. 3,928 4,052,596
7.13% , 12/01/31 .................. 1,692 1,789,563
6.63% , 03/01/32 .................. 5,402 5,625,329
6.00% , 01/15/33 .................. 3,061 3,104,359
Triumph Group, Inc., 9.00%, 03/15/28 ..... 1,975 2,067,460
32,716,266
Air Freight & Logistics — 0.0%
Rand Parent LLC, 8.50%, 02/15/30
(b)
...... 467 476,267
Automobile Components — 1.3%
Aptiv plc, (5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.39%), 6.88%,
12/15/54
(a)
..................... 1,905 1,925,018
Clarios Global LP
4.38% , 05/15/26
(e)
................. EUR 560 621,276
8.50% , 05/15/27
(b)
................. USD 3,305 3,315,761
6.75% , 05/15/28
(b)
................. 1,076 1,109,091
Dana Financing Luxembourg SARL, 3.00%,
07/15/29
(e)
..................... EUR 100 98,002
Forvia SE, 5.50%, 06/15/31
(e)
.......... 126 139,030
Garrett Motion Holdings, Inc., 7.75%, 05/31/32
(b)
USD 273 279,387
Goodyear Tire & Rubber Co. (The)
5.00% , 07/15/29 .................. 176 161,872
5.63% , 04/30/33 .................. 248 218,817
Icahn Enterprises LP
5.25% , 05/15/27 .................. 2,472 2,368,773
9.75% , 01/15/29
(b)
................. 720 746,980
4.38% , 02/01/29 .................. 644 562,823
9.00% , 06/15/30
(b)
................. 510 514,215
IHO Verwaltungs GmbH, 8.75%, (8.75% Cash
or 9.50% PIK), 05/15/28
(a) (e) (f)
......... EUR 100 116,912
Mahle GmbH
(e)
2.38% , 05/14/28 .................. 100 96,315
6.50% , 05/02/31 .................. 100 108,087
Phinia, Inc., 6.63%, 10/15/32
(b)
.......... USD 317 319,617
Tenneco, Inc., 8.00%, 11/17/28
(b)
........ 370 343,334
ZF Europe Finance BV, 4.75%, 01/31/29
(e)
... EUR 300 323,593
13,368,903
Automobiles — 0.1%
Aston Martin Capital Holdings Ltd.
10.00% , 03/31/29
(b)
................ USD 361 354,242
10.38% , 03/31/29
(e)
................ GBP 100 134,029
RCI Banque SA, (5-Year EURIBOR ICE Swap
Rate + 2.75%), 5.50%, 10/09/34
(a) (e)
..... EUR 100 113,697
601,968

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock High Yield V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks — 1.6%
Alpha Bank SA, (1-Year EUR Swap Annual +
2.43%), 5.00%, 05/12/30
(a) (e)
.......... EUR 100 $ 115,639
Banca Monte dei Paschi di Siena SpA
(e)
(3-mo. EURIBOR + 2.05%), 4.75% ,
03/15/29
(a)
.................... 100 114,696
10.50% , 07/23/29 ................. 100 136,640
Banco BPM SpA, (5-Year EUR Swap Annual +
3.40%), 3.38%, 01/19/32
(a) (e)
.......... 200 219,423
Banco de Credito Social Cooperativo SA
(a)(e)
(1-Year EURIBOR ICE Swap Rate + 4.27%),
7.50% , 09/14/29 ................ 100 126,713
(1-Year EURIBOR ICE Swap Rate + 1.70%),
4.13% , 09/03/30 ................ 100 112,772
Banco de Sabadell SA, (5-Year EUR Swap
Annual + 6.20%), 5.75%
(a) (e) (g)
......... 200 221,249
Banco Espirito Santo SA
(c)(e)(h)
2.63% , 05/08/17 .................. 100 31,169
4.75% , 01/15/18 .................. 100 31,168
4.00% , 01/21/25 .................. 100 31,168
Banco Santander SA, 6.92%, 08/08/33 ..... USD 200 221,310
Bankinter SA, (5-Year EURIBOR ICE Swap
Rate + 4.71%), 7.38%
(a) (e) (g)
.......... EUR 200 233,517
Barclays plc
(a)(g)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.41%), 4.38% USD 940 841,358
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 5.43%), 8.00% 390 410,705
(USISSO05 + 5.78%), 9.63% ......... 2,240 2,522,047
CaixaBank SA, (5-Year EUR Swap Annual +
4.50%), 5.25%
(a) (e) (g)
............... EUR 200 220,136
Citigroup, Inc.
(a)(g)
Series AA , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.21%),
7.63% ....................... USD 780 833,332
Series CC , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.69%),
7.13% ....................... 1,885 1,962,174
Series DD , (10-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.76%), 7.00% ................. 450 481,548
Commerzbank AG
(a)(e)(g)
(5-Year EUR Swap Annual + 6.36%), 6.13% EUR 200 223,260
(5-Year EURIBOR ICE Swap Rate + 5.13%),
7.88% ....................... 200 237,657
Eurobank SA
(a)(e)
(1-Year EUR Swap Annual + 1.80%), 4.00% ,
09/24/30 ..................... 100 112,017
(5-Year EURIBOR ICE Swap Rate + 2.17%),
4.88% , 04/30/31 ................ 100 116,228
HSBC Holdings plc
(a)(g)
(5-Year USD Swap Rate + 3.75%), 6.00% . USD 465 467,064
(5-Year EUR Swap Annual + 3.84%),
4.75%
(e)
...................... EUR 200 217,348
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.65%), 4.60% USD 200 181,634
ING Groep NV, (USISSO05 + 4.36%),
8.00%
(a) (e) (g)
.................... 200 214,764
Intesa Sanpaolo SpA
(5-Year EUR Swap Annual + 5.85%),
5.50%
(a) (e) (g)
.................... EUR 250 276,896
5.15% , 06/10/30
(e)
................. GBP 150 191,082
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.60%), 4.20% ,
06/01/32
(a) (b)
................... USD 320 285,194
Security
Par (000)
Par (000) Value
Banks (continued)
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.75%), 4.95% ,
06/01/42
(a) (b)
................... USD 235 $ 188,613
Lloyds Banking Group plc, (5-Year U.K.
Government Bonds Note Generic Bid Yield +
4.61%), 5.13%
(a) (g)
................ GBP 200 266,756
National Bank of Greece SA, (5-Year
EURIBOR ICE Swap Rate + 3.15%), 5.88%,
06/28/35
(a) (e)
.................... EUR 125 144,909
NatWest Group plc, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
3.75%), 8.13%
(a) (g)
................ USD 565 616,377
Nordea Bank Abp, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.66%), 6.30%
(a) (b) (g)
............... 507 502,483
Toronto-Dominion Bank (The), (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.98%), 7.25%, 07/31/84
(a)
.... 1,055 1,099,153
Wells Fargo & Co.
(a)(g)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.61%), 7.63% 1,064 1,158,732
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.77%), 6.85% 875 913,240
16,280,171
Biotechnology — 0.1%
(e)
Cidron Aida Finco SARL, 6.25%, 04/01/28 ... GBP 100 126,910
Grifols SA, 2.25%, 11/15/27 ........... EUR 697 744,272
871,182
Broadline Retail — 0.3%
ANGI Group LLC, 3.88%, 08/15/28
(b)
...... USD 282 258,603
Bubbles Bidco SpA
(e)
6.50% , 09/30/31 .................. EUR 100 111,384
(3-mo. EURIBOR + 4.25%), 7.53% ,
09/30/31
(a)
.................... 100 111,036
Match Group Holdings II LLC
(b)
4.63% , 06/01/28 .................. USD 231 224,597
5.63% , 02/15/29 .................. 164 164,039
NMG Holding Co., Inc., 8.50%, 10/01/28
(b)
... 227 231,043
Rakuten Group, Inc.
(b)
11.25% , 02/15/27 ................. 521 569,731
9.75% , 04/15/29 .................. 880 960,300
2,630,733
Building Products — 2.1%
Builders FirstSource, Inc., 6.38%, 03/01/34
(b)
. 473 491,138
Camelot Return Merger Sub, Inc., 8.75%,
08/01/28
(b)
..................... 560 566,674
EMRLD Borrower LP
6.38% , 12/15/30
(e)
................. EUR 100 116,763
6.38% , 12/15/30
(b)
................. 370 432,022
6.63% , 12/15/30
(b)
................. USD 6,131 6,321,644
6.75% , 07/15/31
(b)
................. 2,194 2,288,028
HT Troplast GmbH, 9.38%, 07/15/28
(e)
..... EUR 100 114,787
JELD-WEN, Inc., 7.00%, 09/01/32
(b)
...... USD 1,015 1,025,673
New Enterprise Stone & Lime Co., Inc.
(b)
5.25% , 07/15/28 .................. 181 176,746
9.75% , 07/15/28 .................. 325 331,989
Owens Corning, 3.50%, 02/15/30 ........ 454 431,195
PCF GmbH, 4.75%, 04/15/29
(e)
......... EUR 101 96,800
Smyrna Ready Mix Concrete LLC
(b)
6.00% , 11/01/28 .................. USD 1,458 1,463,382
8.88% , 11/15/31 .................. 2,185 2,356,945
Standard Building Solutions, Inc., 6.50%,
08/15/32
(b)
..................... 891 922,589

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock High Yield V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Building Products (continued)
Standard Industries, Inc.
2.25% , 11/21/26
(e)
................. EUR 200 $ 214,927
4.75% , 01/15/28
(b)
................. USD 3 2,938
4.38% , 07/15/30
(b)
................. 776 734,486
3.38% , 01/15/31
(b)
................. 1,656 1,475,230
Summit Materials LLC, 7.25%, 01/15/31
(b)
... 1,033 1,094,256
Wilsonart LLC, 11.00%, 08/15/32
(b)
....... 790 790,238
21,448,450
Capital Markets — 1.9%
Apollo Debt Solutions BDC, 6.90%, 04/13/29
(b)
773 803,570
Ares Capital Corp.
5.88% , 03/01/29 .................. 275 281,607
5.95% , 07/15/29 .................. 665 682,588
Ares Strategic Income Fund, 5.60%, 02/15/30
(b)
833 826,409
Blackstone Private Credit Fund
3.25% , 03/15/27 .................. 155 147,718
5.95% , 07/16/29
(b)
................. 358 364,512
6.25% , 01/25/31
(b)
................. 282 289,694
Blue Owl Capital Corp.
3.75% , 07/22/25 .................. 380 375,505
3.40% , 07/15/26 .................. 32 30,979
Blue Owl Capital Corp. II, 8.45%, 11/15/26
(b)
. 357 374,835
Blue Owl Credit Income Corp.
7.75% , 09/16/27 .................. 644 678,461
6.60% , 09/15/29
(b)
................. 220 225,692
6.65% , 03/15/31 .................. 650 663,895
Blue Owl Technology Finance Corp. II, 6.75%,
04/04/29
(b)
..................... 250 251,171
Compass Group Diversified Holdings LLC,
5.25%, 04/15/29
(b)
................ 403 391,517
Deutsche Bank AG, (5-Year EURIBOR ICE
Swap Rate + 4.55%), 4.50%
(a) (e) (g)
...... EUR 200 204,680
Focus Financial Partners LLC, 6.75%,
09/15/31
(b)
..................... USD 660 666,300
Goldman Sachs Group, Inc. (The), Series Y,
(10-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.40%), 6.13%
(a) (g)
2,224 2,233,641
HAT Holdings I LLC
(b)
3.38% , 06/15/26 .................. 384 371,860
8.00% , 06/15/27 .................. 493 522,275
HPS Corporate Lending Fund, 6.75%,
01/30/29
(b)
..................... 435 450,574
JPMorgan Chase Financial Co. LLC, 0.50%,
06/15/27
(i)
..................... 494 496,964
Julius Baer Group Ltd., (5-Year EUR Swap
Annual + 3.85%), 6.63%
(a) (e) (g)
......... EUR 200 225,413
Oaktree Strategic Credit Fund
(b)
8.40% , 11/14/28 .................. USD 396 428,376
6.50% , 07/23/29 .................. 445 451,925
State Street Corp., Series I, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.61%), 6.70%
(a) (g)
......... 655 678,572
UBS Group AG
(a)(b)(g)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.75%), 9.25% 1,095 1,210,633
(USISSO05 + 3.63%), 6.85% ......... 605 612,204
(USISSO05 + 4.16%), 7.75% ......... 2,061 2,203,629
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.76%), 9.25% 1,240 1,462,374
18,607,573
Chemicals — 2.5%
Avient Corp., 6.25%, 11/01/31
(b)
......... 402 412,101
Axalta Coating Systems Dutch Holding B BV,
7.25%, 02/15/31
(b)
................ 444 474,144
Axalta Coating Systems LLC, 3.38%, 02/15/29
(b)
512 479,365
Security
Par (000)
Par (000) Value
Chemicals (continued)
Chemours Co. (The)
4.00% , 05/15/26 .................. EUR 100 $ 110,642
5.38% , 05/15/27 .................. USD 576 563,865
5.75% , 11/15/28
(b)
................. 944 896,718
4.63% , 11/15/29
(b)
................. 356 318,804
Element Solutions, Inc., 3.88%, 09/01/28
(b)
.. 3,267 3,114,389
FIS Fabbrica Italiana Sintetici SpA, 5.63%,
08/01/27
(e)
..................... EUR 100 111,048
HB Fuller Co., 4.25%, 10/15/28 ......... USD 185 177,409
Herens Holdco SARL, 4.75%, 05/15/28
(b)
... 1,439 1,255,924
Illuminate Buyer LLC, 9.00%, 07/01/28
(b)
.... 483 488,314
INEOS Finance plc, 6.38%, 04/15/29
(e)
..... EUR 100 114,991
INEOS Quattro Finance 2 plc
(e)
2.50% , 01/15/26 .................. 100 110,758
8.50% , 03/15/29 .................. 100 117,841
Ingevity Corp., 3.88%, 11/01/28
(b)
........ USD 132 123,954
Kobe U.S. Midco 2, Inc., 9.25%, 11/01/26
(b)
.. 648 540,495
Kronos International, Inc., 9.50%, 03/15/29
(e)
. EUR 100 121,053
LSF11 A5 HoldCo LLC, 6.63%, 10/15/29
(b)
... USD 296 287,902
Lune Holdings SARL, 5.63%, 11/15/28
(e)
.... EUR 100 97,580
Mativ Holdings, Inc., 8.00%, 10/01/29
(b)
.... USD 544 555,247
Minerals Technologies, Inc., 5.00%, 07/01/28
(b)
388 377,543
Nobian Finance BV, 3.63%, 07/15/26
(e)
..... EUR 100 110,207
Olympus Water US Holding Corp.
9.75% , 11/15/28
(b)
................. USD 4,085 4,359,753
5.38% , 10/01/29
(e)
................. EUR 200 209,452
7.25% , 06/15/31
(b)
................. USD 1,549 1,611,858
SCIL IV LLC, 9.50%, 07/15/28
(e)
......... EUR 100 120,139
Scotts Miracle-Gro Co. (The)
4.50% , 10/15/29 .................. USD 222 213,475
4.00% , 04/01/31 .................. 325 297,750
4.38% , 02/01/32 .................. 533 493,941
SK Invictus Intermediate II SARL, 5.00%,
10/30/29
(b)
..................... 1,613 1,548,500
WR Grace Holdings LLC
(b)
4.88% , 06/15/27 .................. 419 412,880
5.63% , 08/15/29 .................. 3,876 3,641,049
7.38% , 03/01/31 .................. 816 854,953
24,724,044
Commercial Services & Supplies — 3.5%
ADT Security Corp. (The)
(b)
4.13% , 08/01/29 .................. 58 55,398
4.88% , 07/15/32 .................. 327 312,334
Allied Universal Holdco LLC
4.63% , 06/01/28
(b)
................. 4,389 4,122,151
4.88% , 06/01/28
(e)
................. GBP 150 184,591
6.00% , 06/01/29
(b)
................. USD 3,140 2,806,074
7.88% , 02/15/31
(b)
................. 4,929 5,034,909
Amber Finco plc, 6.63%, 07/15/29
(e)
....... EUR 111 129,274
APCOA Group GmbH, (3-mo. EURIBOR at
0.00% Floor + 4.13%), 7.38%, 04/15/31
(a) (e)
. 100 111,343
APi Group DE, Inc.
(b)
4.13% , 07/15/29 .................. USD 453 425,935
4.75% , 10/15/29 .................. 225 215,762
APX Group, Inc.
(b)
6.75% , 02/15/27 .................. 455 456,247
5.75% , 07/15/29 .................. 500 495,026
Aramark Services, Inc., 5.00%, 02/01/28
(b)
... 618 616,013
Brink's Co. (The)
(b)
6.50% , 06/15/29 .................. 408 422,664
6.75% , 06/15/32 .................. 1,100 1,147,394
Cimpress plc, 7.38%, 09/15/32
(b)
......... 721 726,840
Clean Harbors, Inc., 6.38%, 02/01/31
(b)
..... 85 87,076
Garda World Security Corp.
(b)
4.63% , 02/15/27 .................. 408 400,588

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock High Yield V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
9.50% , 11/01/27 .................. USD 418 $ 418,549
7.75% , 02/15/28 .................. 1,771 1,836,364
6.00% , 06/01/29 .................. 259 248,556
8.25% , 08/01/32 .................. 1,361 1,392,985
GFL Environmental, Inc.
(b)
4.00% , 08/01/28 .................. 689 661,711
3.50% , 09/01/28 .................. 113 107,581
4.75% , 06/15/29 .................. 885 863,281
4.38% , 08/15/29 .................. 1,081 1,036,151
6.75% , 01/15/31 .................. 1,011 1,060,369
Intrum AB
(e)
3.00% , 09/15/27 .................. EUR 156 131,107
9.25% , 03/15/28 .................. 100 84,441
Madison IAQ LLC
(b)
4.13% , 06/30/28 .................. USD 585 564,509
5.88% , 06/30/29 .................. 1,266 1,232,531
Paprec Holding SA, 7.25%, 11/17/29
(e)
..... EUR 100 118,250
Prime Security Services Borrower LLC, 6.25%,
01/15/28
(b)
..................... USD 1,020 1,020,274
Q-Park Holding I BV, 5.13%, 02/15/30
(e)
.... EUR 100 113,541
Reworld Holding Corp.
4.88% , 12/01/29
(b)
................. USD 365 343,589
5.00% , 09/01/30 .................. 200 187,587
RR Donnelley & Sons Co., 9.50%, 08/01/29
(b)
. 688 693,855
Techem Verwaltungsgesellschaft 675 mbH,
5.38%, 07/15/29
(e)
................ EUR 100 113,567
Waste Pro USA, Inc., 5.50%, 02/15/26
(b)
.... USD 3,191 3,175,082
Williams Scotsman, Inc.
(b)
4.63% , 08/15/28 .................. 255 247,851
6.63% , 06/15/29 .................. 291 299,610
7.38% , 10/01/31 .................. 1,242 1,312,747
Wrangler Holdco Corp., 6.63%, 04/01/32
(b)
.. 411 427,204
35,440,911
Communications Equipment — 0.1%
(b)
CommScope LLC, 4.75%, 09/01/29 ....... 956 803,040
Viavi Solutions, Inc., 3.75%, 10/01/29 ..... 288 261,334
1,064,374
Construction & Engineering — 0.8%
Arcosa, Inc.
(b)
4.38% , 04/15/29 .................. 676 647,979
6.88% , 08/15/32 .................. 2,012 2,105,636
Brand Industrial Services, Inc., 10.38%,
08/01/30
(b)
..................... 4,397 4,708,532
Dycom Industries, Inc., 4.50%, 04/15/29
(b)
... 279 269,326
Heathrow Finance plc
(e)
4.13% , 09/01/29
(j)
................. GBP 100 122,331
6.63% , 03/01/31 .................. 100 133,808
Pike Corp., 8.63%, 01/31/31
(b)
.......... USD 214 228,813
8,216,425
Consumer Finance — 0.9%
Bread Financial Holdings, Inc., 9.75%,
03/15/29
(b)
..................... 198 209,239
GGAM Finance Ltd.
(b)
8.00% , 02/15/27 .................. 768 802,569
8.00% , 06/15/28 .................. 399 427,671
6.88% , 04/15/29 .................. 632 657,457
5.88% , 03/15/30 .................. 560 560,734
Global Aircraft Leasing Co. Ltd., 8.75%,
09/01/27
(b)
..................... 339 344,322
Macquarie Airfinance Holdings Ltd.
(b)
8.38% , 05/01/28 .................. 228 239,697
6.40% , 03/26/29 .................. 135 140,507
8.13% , 03/30/29 .................. 676 715,953
6.50% , 03/26/31 .................. 355 374,734
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
Navient Corp., 9.38%, 07/25/30 ......... USD 787 $ 873,011
OneMain Finance Corp.
3.50% , 01/15/27 .................. 197 188,297
9.00% , 01/15/29 .................. 792 839,256
5.38% , 11/15/29 .................. 112 107,629
7.88% , 03/15/30 .................. 931 973,255
4.00% , 09/15/30 .................. 471 419,509
7.50% , 05/15/31 .................. 267 274,843
7.13% , 11/15/31 .................. 473 478,683
8,627,366
Consumer Staples Distribution & Retail — 0.5%
Albertsons Cos., Inc.
(b)
3.50% , 03/15/29 .................. 662 617,263
4.88% , 02/15/30 .................. 659 648,368
Bellis Acquisition Co. plc, 8.13%, 05/14/30
(e)
. GBP 163 215,682
Bellis Finco plc, 4.00%, 02/16/27
(e)
....... 100 123,568
KeHE Distributors LLC, 9.00%, 02/15/29
(b)
... USD 229 238,139
Lion/Polaris Lux 4 SA, (3-mo. EURIBOR at
0.00% Floor + 3.63%), 7.33%, 07/01/29
(a) (e)
. EUR 100 111,871
Market Bidco Finco plc, 5.50%, 11/04/27
(e)
... GBP 100 126,026
Performance Food Group, Inc.
(b)
4.25% , 08/01/29 .................. USD 323 307,155
6.13% , 09/15/32 .................. 1,400 1,430,598
United Natural Foods, Inc., 6.75%, 10/15/28
(b)
236 225,082
US Foods, Inc.
(b)
6.88% , 09/15/28 .................. 342 356,458
4.75% , 02/15/29 .................. 126 122,842
4.63% , 06/01/30 .................. 84 81,153
7.25% , 01/15/32 .................. 568 601,140
Walgreens Boots Alliance, Inc., 8.13%, 08/15/29 244 243,532
5,448,877
Containers & Packaging — 2.5%
Ardagh Metal Packaging Finance USA LLC
6.00% , 06/15/27
(b)
................. 971 977,980
2.00% , 09/01/28
(e)
................. EUR 100 101,096
3.25% , 09/01/28
(b)
................. USD 200 183,076
3.00% , 09/01/29
(e)
................. EUR 200 189,614
4.00% , 09/01/29
(b)
................. USD 3,489 3,114,343
Ardagh Packaging Finance plc
2.13% , 08/15/26
(e)
................. EUR 509 490,145
4.13% , 08/15/26
(b)
................. USD 1,490 1,343,153
Canpack SA, 3.13%, 11/01/25
(b)
......... 211 205,725
Clydesdale Acquisition Holdings, Inc.
(b)
6.63% , 04/15/29 .................. 942 950,934
6.88% , 01/15/30 .................. 1,216 1,241,819
8.75% , 04/15/30 .................. 1,990 2,020,732
Crown European Holdings SACA
(e)
5.00% , 05/15/28 .................. EUR 100 116,066
4.50% , 01/15/30 .................. 100 113,833
Fiber Bidco SpA
(e)
10.00% , 06/15/29 ................. 100 109,942
6.13% , 06/15/31 .................. 100 110,758
Graphic Packaging International LLC
3.50% , 03/15/28
(b)
................. USD 8 7,618
2.63% , 02/01/29
(e)
................. EUR 200 208,074
Kleopatra Finco SARL, 4.25%, 03/01/26
(e)
... 100 104,408
LABL, Inc.
(b)
6.75% , 07/15/26 .................. USD 331 330,728
5.88% , 11/01/28 .................. 290 271,598
9.50% , 11/01/28 .................. 1,164 1,202,737
8.63% , 10/01/31 .................. 1,006 998,312
Mauser Packaging Solutions Holding Co.
(b)
7.88% , 04/15/27 .................. 7,764 8,021,590
9.25% , 04/15/27 .................. 535 548,575

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock High Yield V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Containers & Packaging (continued)
OI European Group BV
6.25% , 05/15/28
(b)
................. EUR 270 $ 313,025
5.25% , 06/01/29
(e)
................. 100 113,676
Owens-Brockway Glass Container, Inc., 7.25%,
05/15/31
(b)
..................... USD 283 290,735
Sealed Air Corp.
(b)
4.00% , 12/01/27 .................. 143 138,172
5.00% , 04/15/29 .................. 146 143,792
6.50% , 07/15/32 .................. 490 505,271
Titan Holdings II BV, 5.13%, 07/15/29
(e)
.... EUR 100 112,985
Trident TPI Holdings, Inc., 12.75%, 12/31/28
(b)
USD 329 365,231
Trivium Packaging Finance BV, 8.50%,
08/15/27
(b) (j)
.................... 200 200,483
25,146,226
Distributors — 0.4%
(b)
American Builders & Contractors Supply Co.,
Inc., 3.88%, 11/15/29 .............. 72 67,312
BCPE Empire Holdings, Inc., 7.63%, 05/01/27 1,379 1,383,450
Dealer Tire LLC, 8.00%, 02/01/28 ........ 304 302,638
Gates Corp., 6.88%, 07/01/29 .......... 776 803,822
Resideo Funding, Inc.
4.00% , 09/01/29 .................. 124 116,802
6.50% , 07/15/32 .................. 1,049 1,076,811
3,750,835
Diversified Consumer Services — 0.8%
Champions Financing, Inc., 8.75%, 02/15/29
(b)
394 401,310
Mavis Tire Express Services Topco Corp.,
6.50%, 05/15/29
(b)
................ 244 234,460
Pachelbel Bidco SpA
(e)
7.13% , 05/17/31 .................. EUR 100 118,601
(3-mo. EURIBOR at 0.00% Floor + 4.25%),
8.07% , 05/17/31
(a)
............... 100 112,038
Service Corp. International
3.38% , 08/15/30 .................. USD 305 276,418
4.00% , 05/15/31 .................. 227 210,051
5.75% , 10/15/32 .................. 2,507 2,523,416
Sotheby's
(b)
7.38% , 10/15/27 .................. 1,591 1,531,250
5.88% , 06/01/29 .................. 1,375 1,205,162
Wand NewCo 3, Inc., 7.63%, 01/30/32
(b)
.... 1,826 1,923,688
8,536,394
Diversified REITs — 0.6%
Global Net Lease, Inc., 3.75%, 12/15/27
(b)
... 198 184,574
Iron Mountain Information Management
Services, Inc., 5.00%, 07/15/32
(b)
....... 806 776,880
Uniti Group LP
(b)
Series MAY , 10.50% , 02/15/28 ......... 1,058 1,129,315
10.50% , 02/15/28 ................. 3,790 4,045,469
VICI Properties LP
5.63% , 05/15/52 .................. 131 128,177
6.13% , 04/01/54 .................. 265 277,758
6,542,173
Diversified Telecommunication Services — 4.9%
Altice Financing SA
(b)
9.63% , 07/15/27 .................. 1,264 1,231,097
5.75% , 08/15/29 .................. 2,617 2,103,123
Altice France SA
11.50% , 02/01/27
(e)
................ EUR 100 91,668
5.50% , 01/15/28
(b)
................. USD 503 365,757
5.13% , 01/15/29
(b)
................. 200 140,465
5.13% , 07/15/29
(b)
................. 2,954 2,077,306
British Telecommunications plc, (5-Year
EURIBOR ICE Swap Rate + 2.54%), 5.13%,
10/03/54
(a) (e)
.................... EUR 125 142,796
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
CCO Holdings LLC
(b)
5.38% , 06/01/29 .................. USD 302 $ 291,035
6.38% , 09/01/29 .................. 1,967 1,969,331
4.75% , 03/01/30 .................. 523 481,075
4.50% , 08/15/30 .................. 334 302,763
4.25% , 02/01/31 .................. 743 655,125
7.38% , 03/01/31 .................. 3,895 3,987,989
4.25% , 01/15/34 .................. 3,726 3,056,289
Cellnex Telecom SA, 2.13%, 08/11/30
(e) (i)
.... EUR 400 472,489
Frontier Communications Holdings LLC
(b)
5.88% , 10/15/27 .................. USD 746 749,034
5.00% , 05/01/28 .................. 1,499 1,485,479
8.75% , 05/15/30 .................. 3,467 3,694,657
8.63% , 03/15/31 .................. 930 1,002,624
Global Switch Finance BV, 1.38%, 10/07/30
(e)
. EUR 100 102,144
Iliad Holding SASU
6.50% , 10/15/26
(b)
................. USD 702 709,653
7.00% , 10/15/28
(b)
................. 932 948,139
6.88% , 04/15/31
(e)
................. EUR 100 118,272
8.50% , 04/15/31
(b)
................. USD 1,721 1,851,118
Iliad SA
(e)
5.63% , 02/15/30 .................. EUR 300 352,747
5.38% , 05/02/31 .................. 100 116,463
Infrastrutture Wireless Italiane SpA, 1.63%,
10/21/28
(e)
..................... 100 105,023
Kaixo Bondco Telecom SA, 5.13%, 09/30/29
(e)
200 222,352
Level 3 Financing, Inc.
(b)
10.50% , 04/15/29 ................. USD 2,344 2,555,074
4.88% , 06/15/29 .................. 1,065 894,600
11.00% , 11/15/29 ................. 2,767 3,065,134
10.50% , 05/15/30 ................. 2,619 2,818,699
10.75% , 12/15/30 ................. 714 783,804
Lorca Telecom Bondco SA, 5.75%, 04/30/29
(e)
EUR 124 143,704
Lumen Technologies, Inc.
(b)
4.13% , 04/15/29 .................. USD 450 377,869
4.13% , 04/15/30 .................. 450 363,153
Optics Bidco SpA
(b)
Series 2034 , 6.00% , 09/30/34 ......... 1,216 1,230,980
7.20% , 07/18/36 .................. 1,168 1,256,964
RCS & RDS SA, 3.25%, 02/05/28
(e)
....... EUR 100 106,779
Sable International Finance Ltd.
(b)
5.75% , 09/07/27 .................. USD 200 198,876
7.13% , 10/15/32 .................. 1,254 1,256,546
Virgin Media Secured Finance plc
4.13% , 08/15/30
(e)
................. GBP 200 231,292
4.50% , 08/15/30
(b)
................. USD 200 177,908
Windstream Escrow LLC
(b)
7.75% , 08/15/28 .................. 982 982,923
8.25% , 10/01/31 .................. 637 647,595
Zayo Group Holdings, Inc.
(b)
4.00% , 03/01/27 .................. 2,453 2,194,069
6.13% , 03/01/28 .................. 1,131 938,730
49,050,712
Electric Utilities — 0.8%
Alpha Generation LLC, 6.75%, 10/15/32
(b)
... 862 874,152
Duke Energy Corp., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.59%), 6.45%, 09/01/54
(a)
........... 796 826,487
EDP SA
(a)(e)
(5-Year EURIBOR ICE Swap Rate + 2.05%),
4.75% , 05/29/54 ................ EUR 100 112,595
(5-Year EURIBOR ICE Swap Rate + 2.40%),
4.63% , 09/16/54 ................ 100 111,595
(5-Year EUR Swap Annual + 3.18%), 5.94% ,
04/23/83 ..................... 100 117,229

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock High Yield V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
FirstEnergy Corp., 4.00%, 05/01/26
(i)
...... USD 1,409 $ 1,474,518
NextEra Energy Capital Holdings, Inc.,
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.46%), 6.75%,
06/15/54
(a)
..................... 735 793,133
NRG Energy, Inc., 7.00%, 03/15/33
(b)
...... 186 206,620
Pattern Energy Operations LP, 4.50%,
08/15/28
(b)
..................... 426 412,107
PG&E Corp.
4.25% , 12/01/27
(b) (i)
................ 483 523,089
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.88%), 7.38% ,
03/15/55
(a)
.................... 460 482,482
Terna - Rete Elettrica Nazionale, (5-Year
EURIBOR ICE Swap Rate + 2.14%),
4.75%
(a) (e) (g)
.................... EUR 100 113,819
Vistra Operations Co. LLC
(b)
7.75% , 10/15/31 .................. USD 1,218 1,311,296
6.88% , 04/15/32 .................. 950 999,332
8,358,454
Electrical Equipment — 0.2%
Nexans SA, 4.25%, 03/11/30
(e)
.......... EUR 100 113,664
Sensata Technologies BV, 4.00%, 04/15/29
(b)
. USD 29 27,645
Vertiv Group Corp., 4.13%, 11/15/28
(b)
..... 1,553 1,500,963
1,642,272
Electronic Equipment, Instruments & Components — 0.6%
CDW LLC, 5.55%, 08/22/34 ........... 467 477,807
Coherent Corp., 5.00%, 12/15/29
(b)
....... 1,209 1,182,123
Insight Enterprises, Inc., 6.63%, 05/15/32
(b)
.. 412 430,039
Sensata Technologies, Inc.
(b)
4.38% , 02/15/30 .................. 1,286 1,228,989
3.75% , 02/15/31 .................. 597 546,581
6.63% , 07/15/32 .................. 1,884 1,964,187
Zebra Technologies Corp., 6.50%, 06/01/32
(b)
. 302 315,302
6,145,028
Energy Equipment & Services — 2.5%
Archrock Partners LP
(b)
6.88% , 04/01/27 .................. 160 160,501
6.25% , 04/01/28 .................. 1,710 1,718,497
6.63% , 09/01/32 .................. 1,723 1,766,921
Borr IHC Ltd.
(b)
10.00% , 11/15/28 ................. 643 662,679
10.38% , 11/15/30 ................. 245 258,251
Diamond Foreign Asset Co., 8.50%, 10/01/30
(b)
536 560,044
Enerflex Ltd., 9.00%, 10/15/27
(b)
......... 540 557,067
Kodiak Gas Services LLC, 7.25%, 02/15/29
(b)
. 1,262 1,306,048
Nabors Industries Ltd., 7.50%, 01/15/28
(b)
... 397 371,968
Nabors Industries, Inc.
(b)
7.38% , 05/15/27 .................. 736 737,640
9.13% , 01/31/30 .................. 351 361,986
8.88% , 08/15/31 .................. 150 142,691
Noble Finance II LLC, 8.00%, 04/15/30
(b)
... 1,418 1,463,084
Oceaneering International, Inc., 6.00%,
02/01/28 ...................... 171 171,328
Precision Drilling Corp., 6.88%, 01/15/29
(b)
.. 25 24,948
Seadrill Finance Ltd., 8.38%, 08/01/30
(b)
.... 577 602,326
Star Holding LLC, 8.75%, 08/01/31
(b)
...... 659 628,422
Transocean Aquila Ltd., 8.00%, 09/30/28
(b)
.. 312 319,136
Transocean Titan Financing Ltd., 8.38%,
02/01/28
(b)
..................... 294 302,823
Transocean, Inc.
(b)
8.00% , 02/01/27 .................. 820 819,504
8.25% , 05/15/29 .................. 1,608 1,594,055
8.75% , 02/15/30 .................. 1,984 2,068,478
Security
Par (000)
Par (000) Value
Energy Equipment & Services (continued)
8.50% , 05/15/31 .................. USD 1,773 $ 1,761,740
USA Compression Partners LP, 7.13%,
03/15/29
(b)
..................... 1,464 1,507,850
Valaris Ltd., 8.38%, 04/30/30
(b)
.......... 2,265 2,332,959
Vallourec SACA, 7.50%, 04/15/32
(b)
....... 971 1,030,012
Weatherford International Ltd., 8.63%,
04/30/30
(b)
..................... 1,755 1,828,748
25,059,706
Entertainment — 0.3%
Banijay Entertainment SAS
7.00% , 05/01/29
(e)
................. EUR 100 117,020
8.13% , 05/01/29
(b)
................. USD 222 230,734
Cinemark USA, Inc., 7.00%, 08/01/32
(b)
.... 289 301,704
Lions Gate Capital Holdings 1, Inc., 5.50%,
04/15/29
(b)
..................... 638 572,742
Live Nation Entertainment, Inc., 3.75%,
01/15/28
(b)
..................... 728 699,535
Odeon Finco plc, 12.75%, 11/01/27
(b)
...... 800 840,623
Pinewood Finco plc, 6.00%, 03/27/30
(e)
..... GBP 112 150,156
Playtika Holding Corp., 4.25%, 03/15/29
(b)
... USD 187 171,621
3,084,135
Financial Services — 3.2%
Block, Inc.
2.75% , 06/01/26 .................. 180 174,511
3.50% , 06/01/31 .................. 196 178,722
6.50% , 05/15/32
(b)
................. 5,191 5,405,482
Boost Newco Borrower LLC, 7.50%, 01/15/31
(b)
2,238 2,401,479
Corebridge Financial, Inc., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.65%), 6.38%, 09/15/54
(a)
........... 640 646,586
Enact Holdings, Inc., 6.25%, 05/28/29 ..... 225 233,609
Freedom Mortgage Corp., 12.25%, 10/01/30
(b)
247 276,629
Freedom Mortgage Holdings LLC
(b)
9.25% , 02/01/29 .................. 979 1,017,618
9.13% , 05/15/31 .................. 703 722,760
Global Payments, Inc., 1.50%, 03/01/31
(b) (i)
.. 1,325 1,265,375
Hannon Armstrong Sustainable Infrastructure
Capital, Inc., 6.38%, 07/01/34
(b)
........ 384 393,074
Jefferies Finance LLC, 5.00%, 08/15/28
(b)
... 665 632,289
Jerrold Finco plc, 5.25%, 01/15/27
(e)
...... GBP 100 131,522
Midcap Financial Issuer Trust, 6.50%,
05/01/28
(b)
..................... USD 422 408,852
Nationstar Mortgage Holdings, Inc.
(b)
5.00% , 02/01/26 .................. 3,547 3,529,790
6.00% , 01/15/27 .................. 6 6,001
6.50% , 08/01/29 .................. 1,350 1,372,718
5.13% , 12/15/30 .................. 321 307,935
5.75% , 11/15/31 .................. 1,425 1,395,888
7.13% , 02/01/32 .................. 2,044 2,134,649
Nationwide Building Society, (5-Year U.K.
Government Bonds Note Generic Bid Yield +
5.63%), 5.75%
(a) (e) (g)
............... GBP 200 258,227
NCR Atleos Corp., 9.50%, 04/01/29
(b)
...... USD 599 659,421
Nexi SpA, 0.00%, 02/24/28
(e) (i) (k)
......... EUR 100 96,847
PennyMac Financial Services, Inc.
(b)
7.88% , 12/15/29 .................. USD 679 724,030
7.13% , 11/15/30 .................. 718 743,444
ProGroup AG, 5.13%, 04/15/29
(e)
........ EUR 100 108,952
Rocket Mortgage LLC
(b)
2.88% , 10/15/26 .................. USD 1,185 1,137,692
3.88% , 03/01/31 .................. 1,104 1,016,497
4.00% , 10/15/33 .................. 329 293,891
Shift4 Payments LLC
(b)
4.63% , 11/01/26 .................. 941 931,303
6.75% , 08/15/32 .................. 2,962 3,092,437

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock High Yield V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Financial Services (continued)
Stena International SA, 7.25%, 01/15/31
(b)
... USD 200 $ 210,166
Worldline SA, 0.00%, 07/30/26
(e) (i) (k)
....... EUR 201 203,046
32,111,442
Food Products — 1.2%
B&G Foods, Inc., 8.00%, 09/15/28
(b)
...... USD 233 243,730
Boparan Finance plc, 7.63%, 11/30/25
(e)
.... GBP 100 131,522
Chobani LLC
(b)
4.63% , 11/15/28 .................. USD 1,988 1,936,037
7.63% , 07/01/29 .................. 3,253 3,416,044
Darling Global Finance BV, 3.63%, 05/15/26
(e)
EUR 290 321,296
Darling Ingredients, Inc., 6.00%, 06/15/30
(b)
.. USD 374 377,558
Fiesta Purchaser, Inc.
(b)
7.88% , 03/01/31 .................. 241 255,669
9.63% , 09/15/32 .................. 345 357,122
Lamb Weston Holdings, Inc.
(b)
4.88% , 05/15/28 .................. 76 75,508
4.13% , 01/31/30 .................. 525 492,430
4.38% , 01/31/32 .................. 1,182 1,096,397
Post Holdings, Inc.
(b)
4.50% , 09/15/31 .................. 180 168,157
6.25% , 02/15/32 .................. 660 679,607
6.38% , 03/01/33 .................. 1,273 1,293,773
6.25% , 10/15/34 .................. 529 532,335
Simmons Foods, Inc., 4.63%, 03/01/29
(b)
... 203 192,599
Tereos Finance Groupe I SA, 7.25%, 04/15/28
(e)
EUR 100 115,634
11,685,418
Gas Utilities — 0.1%
AltaGas Ltd., (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.57%),
7.20%, 10/15/54
(a) (b)
............... USD 840 857,962
AmeriGas Partners LP, 9.38%, 06/01/28
(b)
... 182 191,124
Snam SpA, (5-Year EURIBOR ICE Swap Rate +
2.16%), 4.50%
(a) (e) (g)
............... EUR 100 112,484
Suburban Propane Partners LP, 5.00%,
06/01/31
(b)
..................... USD 183 170,619
1,332,189
Ground Transportation — 0.5%
Albion Financing 1 SARL, 6.13%, 10/15/26
(b)
. 389 390,258
Boels Topholding BV, 5.75%, 05/15/30
(e)
.... EUR 107 122,406
Brightline East LLC, 11.00%, 01/31/30
(b)
.... USD 532 452,225
Genesee & Wyoming, Inc., 6.25%, 04/15/32
(b)
1,256 1,291,607
GN Bondco LLC, 9.50%, 10/15/31
(b)
...... 451 474,719
Loxam SAS, 6.38%, 05/15/28
(e)
......... EUR 100 115,629
Mobico Group plc, (5-Year U.K. Government
Bonds Note Generic Bid Yield + 4.14%),
4.25%
(a) (e) (g)
.................... GBP 100 121,382
SGL Group ApS, (3-mo. EURIBOR at 0.00%
Floor + 4.75%), 8.44%, 04/22/30
(a)
...... EUR 100 111,593
Uber Technologies, Inc.
(i)
0.00% , 12/15/25
(k)
................. USD 148 163,170
Series 2028 , 0.88% , 12/01/28
(b)
........ 1,055 1,320,860
Watco Cos. LLC, 7.13%, 08/01/32
(b)
...... 358 373,133
4,936,982
Health Care Equipment & Supplies — 1.1%
Avantor Funding, Inc.
2.63% , 11/01/25
(e)
................. EUR 200 220,726
3.88% , 07/15/28
(e)
................. 100 110,854
4.63% , 07/15/28
(b)
................. USD 883 863,038
3.88% , 11/01/29
(b)
................. 431 407,799
Bausch + Lomb Corp., 8.38%, 10/01/28
(b)
... 3,724 3,938,130
Medline Borrower LP
(b)
3.88% , 04/01/29 .................. 735 695,872
5.25% , 10/01/29 .................. 3,645 3,576,411
Neogen Food Safety Corp., 8.63%, 07/20/30
(b)
414 458,228
Security
Par (000)
Par (000) Value
Health Care Equipment & Supplies (continued)
Sotera Health Holdings LLC, 7.38%, 06/01/31
(b)
USD 508 $ 527,563
10,798,621
Health Care Providers & Services — 2.8%
Acadia Healthcare Co., Inc., 5.00%, 04/15/29
(b)
103 98,086
AHP Health Partners, Inc., 5.75%, 07/15/29
(b)
. 729 712,921
Community Health Systems, Inc.
(b)
5.63% , 03/15/27 .................. 2,984 2,936,460
6.00% , 01/15/29 .................. 1,060 1,029,037
5.25% , 05/15/30 .................. 2,535 2,332,974
4.75% , 02/15/31 .................. 827 726,972
10.88% , 01/15/32 ................. 1,789 1,971,451
Concentra Escrow Issuer Corp., 6.88%,
07/15/32
(b)
..................... 998 1,049,410
DaVita, Inc., 6.88%, 09/01/32
(b)
......... 453 467,974
Encompass Health Corp.
4.75% , 02/01/30 .................. 674 658,782
4.63% , 04/01/31 .................. 229 219,279
Ephios Subco 3 SARL, 7.88%, 01/31/31
(e)
... EUR 100 120,008
HAH Group Holding Co. LLC, 9.75%, 10/01/31
(b)
USD 346 348,880
HCA, Inc., 5.45%, 09/15/34 ............ 170 174,920
HealthEquity, Inc., 4.50%, 10/01/29
(b)
...... 1,391 1,344,315
LifePoint Health, Inc.
(b)
9.88% , 08/15/30 .................. 623 685,925
11.00% , 10/15/30 ................. 2,293 2,587,389
10.00% , 06/01/32 ................. 1,062 1,167,528
Molina Healthcare, Inc., 3.88%, 05/15/32
(b)
.. 258 235,948
Option Care Health, Inc., 4.38%, 10/31/29
(b)
.. 533 506,410
Star Parent, Inc., 9.00%, 10/01/30
(b)
....... 2,587 2,777,349
Surgery Center Holdings, Inc., 7.25%,
04/15/32
(b)
..................... 3,132 3,269,097
Tenet Healthcare Corp., 6.75%, 05/15/31 ... 1,909 1,989,886
US Acute Care Solutions LLC, 9.75%,
05/15/29
(b)
..................... 641 663,922
28,074,923
Health Care REITs — 0.3%
MPT Operating Partnership LP
2.50% , 03/24/26 .................. GBP 567 684,425
5.25% , 08/01/26 .................. USD 134 127,589
5.00% , 10/15/27 .................. 107 95,987
4.63% , 08/01/29 .................. 1,572 1,264,411
3.50% , 03/15/31 .................. 1,029 751,460
2,923,872
Health Care Technology — 0.1%
IQVIA, Inc.
1.75% , 03/15/26
(e)
................. EUR 190 206,664
6.50% , 05/15/30
(b)
................. USD 400 417,339
624,003
Hotel & Resort REITs — 1.2%
Host Hotels & Resorts LP, 5.50%, 04/15/35 .. 585 593,480
Park Intermediate Holdings LLC, 7.00%,
02/01/30
(b)
..................... 565 587,306
Pebblebrook Hotel LP, 6.38%, 10/15/29
(b)
... 314 316,077
Pebblebrook Hotel Trust, 1.75%, 12/15/26
(i)
.. 36 33,012
RHP Hotel Properties LP
(b)
7.25% , 07/15/28 .................. 678 709,445
4.50% , 02/15/29 .................. 454 439,283
6.50% , 04/01/32 .................. 3,534 3,652,127
RLJ Lodging Trust LP
(b)
3.75% , 07/01/26 .................. 258 252,296
4.00% , 09/15/29 .................. 217 199,755
Service Properties Trust
8.63% , 11/15/31
(b)
................. 4,150 4,512,955

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock High Yield V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotel & Resort REITs (continued)
8.88% , 06/15/32 .................. USD 1,195 $ 1,141,484
12,437,220
Hotels, Restaurants & Leisure — 6.1%
1011778 BC ULC
(b)
5.63% , 09/15/29 .................. 500 507,225
4.00% , 10/15/30 .................. 1,049 967,325
Accor SA
(a)(e)(g)
(5-Year EUR Swap Annual + 4.11%), 7.25% EUR 100 123,075
(5-Year EURIBOR ICE Swap Rate + 2.67%),
4.88% ....................... 100 112,551
Acushnet Co., 7.38%, 10/15/28
(b)
........ USD 48 50,599
Allwyn Entertainment Financing UK plc
7.88% , 04/30/29
(b)
................. 300 313,506
7.25% , 04/30/30
(e)
................. EUR 100 117,994
Aramark International Finance SARL, 3.13%,
04/01/25
(e)
..................... 752 832,594
Bertrand Franchise Finance SAS, (3-mo.
EURIBOR at 0.00% Floor + 3.75%), 7.49%,
07/18/30
(a) (e)
.................... 100 112,108
Boyd Gaming Corp., 4.75%, 12/01/27 ..... USD 167 165,110
Boyne USA, Inc., 4.75%, 05/15/29
(b)
...... 747 718,114
Caesars Entertainment, Inc.
(b)
7.00% , 02/15/30 .................. 3,398 3,549,877
6.50% , 02/15/32 .................. 1,646 1,702,645
Carnival Corp.
(b)
5.75% , 03/01/27 .................. 113 114,441
4.00% , 08/01/28 .................. 540 519,847
6.00% , 05/01/29 .................. 1,988 2,014,240
7.00% , 08/15/29 .................. 297 315,563
Carnival Holdings Bermuda Ltd., 10.38%,
05/01/28
(b)
..................... 3,434 3,705,521
Churchill Downs, Inc.
(b)
4.75% , 01/15/28 .................. 875 857,931
5.75% , 04/01/30 .................. 2,103 2,105,304
6.75% , 05/01/31 .................. 459 473,990
Cirsa Finance International SARL, (3-mo.
EURIBOR + 4.50%), 8.14%, 07/31/28
(a) (e)
.. EUR 100 112,433
CPUK Finance Ltd.
(e)
3.59% , 08/28/25 .................. GBP 100 131,649
7.88% , 08/28/29 .................. 100 136,921
Fertitta Entertainment LLC
(b)
4.63% , 01/15/29 .................. USD 1,413 1,349,172
6.75% , 01/15/30 .................. 308 286,951
Flutter Treasury DAC, 6.38%, 04/29/29
(b)
... 357 369,646
Hilton Domestic Operating Co., Inc.
(b)
3.75% , 05/01/29 .................. 217 205,683
4.00% , 05/01/31 .................. 30 28,052
3.63% , 02/15/32 .................. 129 116,541
5.88% , 03/15/33 .................. 1,738 1,770,938
Light & Wonder International, Inc.
(b)
7.25% , 11/15/29 .................. 193 199,682
7.50% , 09/01/31 .................. 811 850,642
Lindblad Expeditions Holdings, Inc., 9.00%,
05/15/28
(b)
..................... 207 216,590
Lindblad Expeditions LLC, 6.75%, 02/15/27
(b)
. 481 484,273
Lottomatica SpA
(e)
5.38% , 06/01/30 .................. EUR 100 115,265
(3-mo. EURIBOR at 0.00% Floor + 3.25%),
6.76% , 06/01/31
(a)
............... 100 112,156
MajorDrive Holdings IV LLC, 6.38%, 06/01/29
(b)
USD 655 637,104
Melco Resorts Finance Ltd.
(b)
4.88% , 06/06/25 .................. 500 494,844
5.63% , 07/17/27 .................. 200 194,687
5.75% , 07/21/28 .................. 200 193,250
5.38% , 12/04/29 .................. 790 741,613
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
7.63% , 04/17/32 .................. USD 643 $ 662,049
Merlin Entertainments Group US Holdings, Inc.,
7.38%, 02/15/31
(b)
................ 923 926,595
Merlin Entertainments Ltd., 5.75%, 06/15/26
(b)
285 281,562
MGM China Holdings Ltd.
(b)
5.25% , 06/18/25 .................. 200 198,875
4.75% , 02/01/27 .................. 200 194,625
7.13% , 06/26/31 .................. 244 251,474
MGM Resorts International, 6.13%, 09/15/29 . 1,208 1,223,035
Midwest Gaming Borrower LLC, 4.88%,
05/01/29
(b)
..................... 220 211,018
Motion Finco SARL, 7.38%, 06/15/30
(e)
..... EUR 100 112,634
NCL Corp. Ltd.
(b)
5.88% , 03/15/26 .................. USD 970 970,060
8.13% , 01/15/29 .................. 717 766,616
7.75% , 02/15/29 .................. 593 635,460
6.25% , 03/01/30 .................. 796 795,116
Pinnacle Bidco plc, 8.25%, 10/11/28
(e)
..... EUR 100 117,966
Premier Entertainment Sub LLC
(b)
5.63% , 09/01/29 .................. USD 214 160,082
5.88% , 09/01/31 .................. 370 252,537
Raising Cane's Restaurants LLC, 9.38%,
05/01/29
(b)
..................... 324 350,837
Raptor Acquisition Corp., 4.88%, 11/01/26
(b)
.. 286 277,608
Royal Caribbean Cruises Ltd.
(b)
4.25% , 07/01/26 .................. 181 178,958
5.38% , 07/15/27 .................. 254 256,277
5.63% , 09/30/31 .................. 3,079 3,119,412
6.25% , 03/15/32 .................. 363 376,554
6.00% , 02/01/33 .................. 2,398 2,458,391
Sabre GLBL, Inc.
(b)
8.63% , 06/01/27 .................. 843 829,195
11.25% , 12/15/27 ................. 62 64,335
Scientific Games Holdings LP, 6.63%,
03/01/30
(b)
..................... 804 797,930
Six Flags Entertainment Corp.
(b)
7.25% , 05/15/31 .................. 1,582 1,638,509
6.63% , 05/01/32 .................. 240 248,545
Station Casinos LLC
(b)
4.50% , 02/15/28 .................. 392 378,527
4.63% , 12/01/31 .................. 638 591,625
6.63% , 03/15/32 .................. 466 476,366
Stonegate Pub Co. Financing 2019 plc, 10.75%,
07/31/29
(e)
..................... GBP 100 138,207
TUI AG, 5.88%, 03/15/29
(e)
............ EUR 100 115,977
Vail Resorts, Inc., 6.50%, 05/15/32
(b)
...... USD 884 923,708
Viking Cruises Ltd.
(b)
5.88% , 09/15/27 .................. 612 611,573
7.00% , 02/15/29 .................. 123 124,554
9.13% , 07/15/31 .................. 2,181 2,385,030
Viking Ocean Cruises Ship VII Ltd., 5.63%,
02/15/29
(b)
..................... 258 257,150
Wyndham Hotels & Resorts, Inc., 4.38%,
08/15/28
(b)
..................... 227 218,968
Wynn Macau Ltd.
(b)
5.50% , 01/15/26 .................. 263 261,110
5.50% , 10/01/27 .................. 200 196,000
5.63% , 08/26/28 .................. 2,791 2,710,898
4.50% , 03/07/29
(i)
................. 200 211,800
5.13% , 12/15/29 .................. 938 880,547
Wynn Resorts Finance LLC
(b)
5.13% , 10/01/29 .................. 1,681 1,660,816
7.13% , 02/15/31 .................. 1,867 2,014,302
6.25% , 03/15/33 .................. 486 492,341
61,133,406

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock High Yield V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Household Durables — 0.6%
Ashton Woods USA LLC
(b)
4.63% , 08/01/29 .................. USD 208 $ 199,668
4.63% , 04/01/30 .................. 325 311,379
Beazer Homes USA, Inc., 7.50%, 03/15/31
(b)
. 213 221,018
Brookfield Residential Properties, Inc.
(b)
5.00% , 06/15/29 .................. 418 400,614
4.88% , 02/15/30 .................. 566 532,829
CD&R Smokey Buyer, Inc., 9.50%, 10/15/29
(b)
987 987,938
Dream Finders Homes, Inc., 8.25%, 08/15/28
(b)
283 299,059
Empire Communities Corp., 9.75%, 05/01/29
(b)
190 202,862
K. Hovnanian Enterprises, Inc., 11.75%,
09/30/29
(b)
..................... 866 963,226
LGI Homes, Inc., 8.75%, 12/15/28
(b)
....... 314 336,268
Mattamy Group Corp.
(b)
5.25% , 12/15/27 .................. 161 160,053
4.63% , 03/01/30 .................. 262 250,839
Meritage Homes Corp., 1.75%, 05/15/28
(b) (i)
.. 68 77,418
New Home Co., Inc. (The), 9.25%, 10/01/29
(b)
545 574,238
STL Holding Co. LLC, 8.75%, 02/15/29
(b)
... 290 308,504
Taylor Morrison Communities, Inc., 5.13%,
08/01/30
(b)
..................... 49 48,683
Tempur Sealy International, Inc.
(b)
4.00% , 04/15/29 .................. 338 315,216
3.88% , 10/15/31 .................. 115 102,507
TRI Pointe Homes, Inc.
5.25% , 06/01/27 .................. 31 31,029
5.70% , 06/15/28 .................. 6 6,108
6,329,456
Household Products — 0.1%
Central Garden & Pet Co.
5.13% , 02/01/28 .................. 20 19,816
4.13% , 10/15/30 .................. 241 224,046
4.13% , 04/30/31
(b)
................. 345 315,995
Kronos Acquisition Holdings, Inc., 8.25%,
06/30/31
(b)
..................... 153 153,574
Spectrum Brands, Inc.
(b)
3.38% , 06/01/29
(i)
................. 496 513,480
3.88% , 03/15/31 .................. 46 40,273
1,267,184
Independent Power and Renewable Electricity Producers — 0.6%
AES Corp. (The), (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
3.20%), 7.60%, 01/15/55
(a)
........... 744 782,718
Calpine Corp.
(b)
5.13% , 03/15/28 .................. 817 805,638
4.63% , 02/01/29 .................. 184 177,714
5.00% , 02/01/31 .................. 147 142,330
Clearway Energy Operating LLC
(b)
4.75% , 03/15/28 .................. 233 228,629
3.75% , 01/15/32 .................. 693 627,098
Lightning Power LLC, 7.25%, 08/15/32
(b)
.... 232 243,956
NextEra Energy Partners LP
(b)(i)
0.00% , 11/15/25
(k)
................. 2,268 2,118,312
2.50% , 06/15/26 .................. 474 445,540
Talen Energy Supply LLC, 8.63%, 06/01/30
(b)
. 287 312,779
TransAlta Corp., 7.75%, 11/15/29 ........ 63 66,545
Vistra Corp., (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 6.93%),
8.00%
(a) (b) (g)
.................... 477 499,676
6,450,935
Insurance — 5.8%
Acrisure LLC, 7.50%, 11/06/30
(b)
......... 702 722,425
Alliant Holdings Intermediate LLC
(b)
4.25% , 10/15/27 .................. 2,816 2,695,796
Security
Par (000)
Par (000) Value
Insurance (continued)
6.75% , 10/15/27 .................. USD 4,477 $ 4,460,211
5.88% , 11/01/29 .................. 1,787 1,715,988
7.00% , 01/15/31 .................. 2,189 2,249,401
7.38% , 10/01/32 .................. 1,183 1,199,388
AmWINS Group, Inc.
(b)
6.38% , 02/15/29 .................. 339 347,270
4.88% , 06/30/29 .................. 717 687,527
Ardonagh Finco Ltd.
6.88% , 02/15/31
(e)
................. EUR 220 248,260
7.75% , 02/15/31
(b)
................. USD 1,941 2,006,457
Ardonagh Group Finance Ltd., 8.88%,
02/15/32
(b)
..................... 1,504 1,554,398
AssuredPartners, Inc., 7.50%, 02/15/32
(b)
... 926 951,699
AXA SA, (5-Year EURIBOR ICE Swap Rate +
3.84%), 6.38%
(a) (e) (g)
............... EUR 100 116,356
Baldwin Insurance Group Holdings LLC, 7.13%,
05/15/31
(b)
..................... USD 203 213,598
Galaxy Bidco Ltd., 6.50%, 07/31/26
(e)
...... GBP 100 132,692
Howden UK Refinance plc
(b)
7.25% , 02/15/31 .................. USD 4,492 4,661,191
8.13% , 02/15/32 .................. 1,838 1,889,411
HUB International Ltd.
(b)
7.25% , 06/15/30 .................. 7,908 8,239,190
7.38% , 01/31/32 .................. 10,491 10,832,954
Jones Deslauriers Insurance Management,
Inc.
(b)
8.50% , 03/15/30 .................. 1,828 1,955,786
10.50% , 12/15/30 ................. 996 1,083,131
Panther Escrow Issuer LLC, 7.13%, 06/01/31
(b)
7,560 7,929,752
Phoenix Group Holdings plc, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.19%), 8.50%
(a) (e) (g)
........ 200 209,163
Ryan Specialty LLC
(b)
4.38% , 02/01/30 .................. 306 294,892
5.88% , 08/01/32 .................. 520 528,664
UnipolSai Assicurazioni SpA, 4.90%, 05/23/34
(e)
EUR 100 113,624
USI, Inc., 7.50%, 01/15/32
(b)
........... USD 1,124 1,164,407
58,203,631
IT Services — 1.0%
Acuris Finance US, Inc.
(b)
5.00% , 05/01/28 .................. 1,210 1,108,210
9.00% , 08/01/29 .................. 293 294,465
Amentum Escrow Corp., 7.25%, 08/01/32
(b)
.. 713 744,110
CA Magnum Holdings, 5.38%, 10/31/26
(b)
... 1,259 1,241,236
Cablevision Lightpath LLC
(b)
3.88% , 09/15/27 .................. 476 453,091
5.63% , 09/15/28 .................. 855 802,997
Fortress Intermediate 3, Inc., 7.50%, 06/01/31
(b)
1,515 1,598,366
ION Trading Technologies SARL, 9.50%,
05/30/29
(b)
..................... 262 268,201
Snowflake, Inc.
(b)(i)(k)
0.00% , 10/01/27 .................. 985 1,021,445
0.00% , 10/01/29 .................. 985 1,012,088
Twilio, Inc.
3.63% , 03/15/29 .................. 334 310,765
3.88% , 03/15/31 .................. 682 630,052
United Group BV
(e)
6.75% , 02/15/31 .................. EUR 100 115,489
(3-mo. EURIBOR at 0.00% Floor + 4.25%),
7.79% , 02/15/31
(a)
............... 100 111,037
9,711,552

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock High Yield V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Life Sciences Tools & Services — 0.0%
(b)
Charles River Laboratories International, Inc.,
4.00%, 03/15/31 ................. USD 81 $ 74,670
Fortrea Holdings, Inc., 7.50%, 07/01/30 .... 353 355,318
429,988
Machinery — 1.6%
ATS Corp., 4.13%, 12/15/28
(b)
.......... 188 177,010
Chart Industries, Inc.
(b)
7.50% , 01/01/30 .................. 1,703 1,794,836
9.50% , 01/01/31 .................. 574 625,615
Esab Corp., 6.25%, 04/15/29
(b)
.......... 645 662,452
GrafTech Global Enterprises, Inc., 9.88%,
12/15/28
(b)
..................... 329 263,525
Husky Injection Molding Systems Ltd., 9.00%,
02/15/29
(b)
..................... 2,967 3,096,097
IMA Industria Macchine Automatiche SpA,
(3-mo. EURIBOR at 0.00% Floor + 3.75%),
7.44%, 04/15/29
(a) (e)
............... EUR 100 112,578
Manitowoc Co., Inc. (The), 9.25%, 10/01/31
(b)
. USD 349 357,725
Mueller Water Products, Inc., 4.00%, 06/15/29
(b)
145 138,311
Nova Alexandre III SAS, (3-mo. EURIBOR at
0.00% Floor + 5.25%), 8.91%, 07/15/29
(a) (e)
. EUR 100 109,089
Roller Bearing Co. of America, Inc., 4.38%,
10/15/29
(b)
..................... USD 272 260,951
Terex Corp.
(b)
5.00% , 05/15/29 .................. 823 803,292
6.25% , 10/15/32 .................. 599 599,000
TK Elevator Holdco GmbH
6.63% , 07/15/28
(e)
................. EUR 450 499,665
7.63% , 07/15/28
(b)
................. USD 2,197 2,211,017
TK Elevator Midco GmbH, 4.38%, 07/15/27
(e)
. EUR 472 521,025
TK Elevator US Newco, Inc., 5.25%, 07/15/27
(b)
USD 3,375 3,338,573
Wabash National Corp., 4.50%, 10/15/28
(b)
.. 442 404,923
15,975,684
Media — 4.2%
Cable One, Inc.
0.00% , 03/15/26
(i) (k)
................ 185 169,275
1.13% , 03/15/28
(i)
................. 695 559,218
4.00% , 11/15/30
(b)
................. 157 125,148
Clear Channel Outdoor Holdings, Inc.
(b)
5.13% , 08/15/27 .................. 865 850,388
7.75% , 04/15/28 .................. 650 581,626
9.00% , 09/15/28 .................. 1,776 1,888,098
7.50% , 06/01/29 .................. 1,888 1,626,057
7.88% , 04/01/30 .................. 1,972 2,062,112
CMG Media Corp., 8.88%, 12/15/27
(b)
..... 392 229,320
CSC Holdings LLC
(b)
5.50% , 04/15/27 .................. 200 175,890
5.38% , 02/01/28 .................. 1,000 842,367
11.25% , 05/15/28 ................. 3,000 2,895,951
11.75% , 01/31/29 ................. 1,800 1,739,864
4.13% , 12/01/30 .................. 200 145,751
3.38% , 02/15/31 .................. 400 283,620
4.50% , 11/15/31 .................. 400 291,197
DirecTV Financing LLC, 5.88%, 08/15/27
(b)
.. 1,860 1,826,208
DISH DBS Corp.
(b)
5.25% , 12/01/26 .................. 1,823 1,684,677
5.75% , 12/01/28 .................. 1,280 1,118,363
DISH Network Corp., 11.75%, 11/15/27
(b)
... 3,193 3,351,150
GCI LLC, 4.75%, 10/15/28
(b)
........... 217 208,385
Gray Television, Inc., 10.50%, 07/15/29
(b)
... 1,951 2,037,747
Lamar Media Corp., 4.00%, 02/15/30 ...... 55 51,812
LCPR Senior Secured Financing DAC, 6.75%,
10/15/27
(b)
..................... 1,306 1,195,027
Security
Par (000)
Par (000) Value
Media (continued)
Midcontinent Communications, 8.00%,
08/15/32
(b)
..................... USD 945 $ 961,837
Neptune Bidco US, Inc., 9.29%, 04/15/29
(b)
.. 1,706 1,671,112
Outfront Media Capital LLC
(b)
4.25% , 01/15/29 .................. 977 930,249
4.63% , 03/15/30 .................. 1,077 1,023,355
7.38% , 02/15/31 .................. 695 741,905
Radiate Holdco LLC, 4.50%, 09/15/26
(b)
.... 445 379,641
SES SA
(a)(e)
(5-Year EURIBOR ICE Swap Rate + 3.19%),
2.88%
(g)
...................... EUR 100 105,615
(5-Year EURIBOR ICE Swap Rate + 3.59%),
6.00% , 09/12/54 ................ 100 104,701
Sirius XM Radio, Inc.
(b)
3.13% , 09/01/26 .................. USD 374 361,343
5.00% , 08/01/27 .................. 2,075 2,041,335
4.00% , 07/15/28 .................. 223 210,388
Stagwell Global LLC, 5.63%, 08/15/29
(b)
.... 209 202,065
Summer BC Holdco B SARL, 5.75%, 10/31/26
(e)
EUR 100 111,315
Sunrise FinCo. I BV, 4.88%, 07/15/31
(b)
.... USD 882 834,531
Tele Columbus AG, 10.00%, (10.00% Cash or
10.00% PIK), 01/01/29
(a) (e) (f)
.......... EUR 163 142,064
Telenet Finance Luxembourg Notes SARL,
5.50%, 03/01/28
(b)
................ USD 400 391,095
Univision Communications, Inc.
(b)
6.63% , 06/01/27 .................. 1,729 1,731,116
8.00% , 08/15/28 .................. 1,683 1,720,809
8.50% , 07/31/31 .................. 1,031 1,033,303
Virgin Media Vendor Financing Notes IV DAC,
5.00%, 07/15/28
(b)
................ 893 860,640
VZ Vendor Financing II BV, 2.88%, 01/15/29
(e)
EUR 100 102,837
Ziggo Bond Co. BV, 5.13%, 02/28/30
(b)
..... USD 275 253,492
Ziggo BV, 4.88%, 01/15/30
(b)
........... 565 536,873
42,390,872
Metals & Mining — 2.8%
Arsenal AIC Parent LLC
(b)
8.00% , 10/01/30 .................. 580 622,388
11.50% , 10/01/31 ................. 3,522 3,980,630
ATI, Inc.
4.88% , 10/01/29 .................. 225 217,467
7.25% , 08/15/30 .................. 1,106 1,177,710
5.13% , 10/01/31 .................. 934 907,303
Big River Steel LLC, 6.63%, 01/31/29
(b)
.... 2,081 2,108,278
Carpenter Technology Corp., 7.63%, 03/15/30 505 528,772
Constellium SE
5.63% , 06/15/28
(b)
................. 333 332,285
3.75% , 04/15/29
(b)
................. 1,976 1,845,307
5.38% , 08/15/32
(e)
................. EUR 100 114,543
6.38% , 08/15/32
(b)
................. USD 2,164 2,220,965
ERO Copper Corp., 6.50%, 02/15/30
(b)
..... 715 710,932
First Quantum Minerals Ltd., 9.38%, 03/01/29
(b)
1,585 1,680,100
Kaiser Aluminum Corp.
(b)
4.63% , 03/01/28 .................. 1,389 1,343,364
4.50% , 06/01/31 .................. 2,868 2,623,965
Mineral Resources Ltd., 9.25%, 10/01/28
(b)
.. 70 74,535
New Gold, Inc., 7.50%, 07/15/27
(b)
....... 1,308 1,333,846
Novelis Corp.
(b)
3.25% , 11/15/26 .................. 1,511 1,458,074
4.75% , 01/30/30 .................. 1,375 1,333,071
3.88% , 08/15/31 .................. 2,947 2,694,035
Novelis Sheet Ingot GmbH, 3.38%, 04/15/29
(e)
EUR 500 531,395
27,838,965

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock High Yield V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Mortgage Real Estate Investment Trusts (REITs) — 0.2%
(b)
Ladder Capital Finance Holdings LLLP
4.25% , 02/01/27 .................. USD 369 $ 359,931
4.75% , 06/15/29 .................. 139 135,757
7.00% , 07/15/31 .................. 586 621,295
Starwood Property Trust, Inc.
4.38% , 01/15/27 .................. 84 81,857
7.25% , 04/01/29 .................. 415 435,153
6.00% , 04/15/30 .................. 229 229,093
1,863,086
Multi-Utilities — 0.2%
(a)
A2A SpA, (5-Year EURIBOR ICE Swap Rate +
2.26%), 5.00%
(e) (g)
................ EUR 100 113,535
CenterPoint Energy, Inc.
Series B , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.95%),
6.85% , 02/15/55 ................ USD 640 659,944
Series A , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.25%),
7.00% , 02/15/55 ................ 320 332,396
Centrica plc, (5-Year U.K. Government Bonds
Note Generic Bid Yield + 2.51%), 6.50%,
05/21/55
(e)
..................... GBP 100 137,071
Dominion Energy, Inc., Series B, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.51%), 7.00%, 06/01/54 ..... USD 440 480,404
1,723,350
Oil, Gas & Consumable Fuels — 8.7%
Aethon United BR LP, 7.50%, 10/01/29
(b)
.... 1,003 1,016,289
Antero Midstream Partners LP
(b)
5.38% , 06/15/29 .................. 422 417,564
6.63% , 02/01/32 .................. 704 728,630
Ascent Resources Utica Holdings LLC
(b)
9.00% , 11/01/27 .................. 532 635,979
8.25% , 12/31/28 .................. 1,271 1,302,106
Baytex Energy Corp., 8.50%, 04/30/30
(b)
.... 437 452,914
Blue Racer Midstream LLC
(b)
7.00% , 07/15/29 .................. 581 603,999
7.25% , 07/15/32 .................. 468 491,119
Buckeye Partners LP
4.13% , 03/01/25
(b)
................. 19 18,842
6.88% , 07/01/29
(b)
................. 253 259,216
5.85% , 11/15/43 .................. 237 211,896
5.60% , 10/15/44 .................. 158 135,222
CITGO Petroleum Corp., 8.38%, 01/15/29
(b)
.. 1,234 1,284,040
Civitas Resources, Inc.
(b)
8.63% , 11/01/30 .................. 572 606,021
8.75% , 07/01/31 .................. 1,773 1,876,788
CNX Midstream Partners LP, 4.75%, 04/15/30
(b)
232 216,934
Comstock Resources, Inc.
(b)
6.75% , 03/01/29 .................. 1,221 1,191,043
5.88% , 01/15/30 .................. 2,030 1,898,227
CQP Holdco LP, 5.50%, 06/15/31
(b)
....... 2,354 2,308,864
Crescent Energy Finance LLC
(b)
7.63% , 04/01/32 .................. 983 983,311
7.38% , 01/15/33 .................. 1,601 1,575,741
DT Midstream, Inc., 4.13%, 06/15/29
(b)
..... 666 637,057
Enbridge, Inc.
(a)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.97%), 7.20% ,
06/27/54 ..................... 420 440,329
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.12%), 7.38% ,
03/15/55 ..................... 570 591,173
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.43%), 8.50% ,
01/15/84 ..................... USD 476 $ 532,405
Encino Acquisition Partners Holdings LLC,
8.75%, 05/01/31
(b)
................ 552 580,558
Energy Transfer LP
(a)
Series B , (3-mo. LIBOR USD + 4.16%),
6.63%
(g)
...................... 280 275,987
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.02%), 8.00% ,
05/15/54 ..................... 1,381 1,485,913
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.83%), 7.13% ,
10/01/54 ..................... 805 823,243
EQM Midstream Partners LP
(b)
4.50% , 01/15/29 .................. 40 39,131
6.38% , 04/01/29 .................. 832 859,054
7.50% , 06/01/30 .................. 96 105,431
4.75% , 01/15/31 .................. 1,302 1,260,736
Genesis Energy LP
7.75% , 02/01/28 .................. 453 458,681
8.25% , 01/15/29 .................. 796 824,226
8.88% , 04/15/30 .................. 808 849,391
7.88% , 05/15/32 .................. 988 1,005,928
Gulfport Energy Corp., 6.75%, 09/01/29
(b)
... 479 484,602
Harbour Energy plc, 5.50%, 10/15/26
(b)
..... 200 199,135
Harvest Midstream I LP, 7.50%, 05/15/32
(b)
.. 553 581,669
Hess Midstream Operations LP, 6.50%,
06/01/29
(b)
..................... 637 659,325
Hilcorp Energy I LP
(b)
6.25% , 11/01/28 .................. 224 223,551
5.75% , 02/01/29 .................. 560 544,791
6.00% , 04/15/30 .................. 49 47,762
8.38% , 11/01/33 .................. 1,898 2,046,232
6.88% , 05/15/34 .................. 1,244 1,239,380
Howard Midstream Energy Partners LLC,
7.38%, 07/15/32
(b)
................ 594 615,206
ITT Holdings LLC, 6.50%, 08/01/29
(b)
...... 719 681,146
Kinetik Holdings LP, 5.88%, 06/15/30
(b)
..... 84 84,572
Matador Resources Co.
(b)
6.88% , 04/15/28 .................. 593 603,136
6.50% , 04/15/32 .................. 736 734,948
Moss Creek Resources Holdings, Inc., 8.25%,
09/01/31
(b)
..................... 450 444,345
Murphy Oil Corp., 5.88%, 12/01/42
(j)
...... 46 41,844
NGL Energy Operating LLC
(b)
8.13% , 02/15/29 .................. 1,245 1,276,557
8.38% , 02/15/32 .................. 3,140 3,235,943
Northern Oil & Gas, Inc.
(b)
8.13% , 03/01/28 .................. 2,761 2,781,029
8.75% , 06/15/31 .................. 734 764,838
Northriver Midstream Finance LP, 6.75%,
07/15/32
(b)
..................... 448 462,388
Parkland Corp., 6.63%, 08/15/32
(b)
....... 632 641,594
PBF Holding Co. LLC, 7.88%, 09/15/30
(b)
... 588 605,703
Permian Resources Operating LLC
(b)
5.88% , 07/01/29 .................. 775 774,273
9.88% , 07/15/31 .................. 740 825,832
7.00% , 01/15/32 .................. 797 829,145
6.25% , 02/01/33 .................. 1,482 1,505,912
Prairie Acquiror LP, 9.00%, 08/01/29
(b)
..... 465 480,104
Rockies Express Pipeline LLC, 4.95%,
07/15/29
(b)
..................... 109 104,246
Sitio Royalties Operating Partnership LP,
7.88%, 11/01/28
(b)
................ 911 953,001

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock High Yield V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
SM Energy Co.
6.50% , 07/15/28 .................. USD 13 $ 12,986
7.00% , 08/01/32
(b)
................. 334 335,291
South Bow Canadian Infrastructure Holdings
Ltd.
(a)(b)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.67%), 7.50% ,
03/01/55 ..................... 690 724,924
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.95%), 7.63% ,
03/01/55 ..................... 309 320,233
Southwestern Energy Co.
5.38% , 02/01/29 .................. 400 398,652
4.75% , 02/01/32 .................. 8 7,653
Summit Midstream Holdings LLC, 8.63%,
10/31/29
(b)
..................... 359 375,504
Sunoco LP, 5.88%, 03/15/28 ........... 100 100,500
Tallgrass Energy Partners LP
(b)
5.50% , 01/15/28 .................. 461 446,330
7.38% , 02/15/29 .................. 1,139 1,151,843
6.00% , 12/31/30 .................. 24 22,800
6.00% , 09/01/31 .................. 288 272,757
Talos Production, Inc.
(b)
9.00% , 02/01/29 .................. 401 412,894
9.38% , 02/01/31 .................. 373 383,486
TGNR Intermediate Holdings LLC, 5.50%,
10/15/29
(b)
..................... 717 681,235
Var Energi ASA, (5-Year EURIBOR ICE Swap
Rate + 4.77%), 7.86%, 11/15/83
(a) (e)
..... EUR 100 122,168
Venture Global Calcasieu Pass LLC
(b)
3.88% , 08/15/29 .................. USD 947 894,945
3.88% , 11/01/33 .................. 1,054 945,295
Venture Global LNG, Inc.
(b)
9.50% , 02/01/29 .................. 5,244 5,907,391
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 5.44%),
9.00%
(a) (g)
..................... 9,875 10,009,585
8.38% , 06/01/31 .................. 3,232 3,412,753
9.88% , 02/01/32 .................. 3,015 3,350,243
Vermilion Energy, Inc., 6.88%, 05/01/30
(b)
... 345 344,857
Vital Energy, Inc.
9.75% , 10/15/30 .................. 818 874,058
7.88% , 04/15/32
(b)
................. 1,724 1,670,056
Wildfire Intermediate Holdings LLC, 7.50%,
10/15/29
(b)
..................... 511 502,851
87,137,487
Paper & Forest Products — 0.0%
Ahlstrom Holding 3 Oy, 4.88%, 02/04/28
(b)
... 200 188,272
Passenger Airlines — 0.3%
(b)
American Airlines, Inc., 8.50%, 05/15/29 .... 1,139 1,208,495
United Airlines, Inc.
4.38% , 04/15/26 .................. 578 568,723
4.63% , 04/15/29 .................. 1,119 1,081,020
2,858,238
Personal Care Products — 0.1%
Coty, Inc., 6.63%, 07/15/30
(b)
........... 305 316,906
Perrigo Finance Unlimited Co., Series USD,
6.13%, 09/30/32 ................. 832 838,423
Prestige Brands, Inc., 3.75%, 04/01/31
(b)
.... 177 162,107
1,317,436
Pharmaceuticals — 1.2%
1375209 BC Ltd., 9.00%, 01/30/28
(b)
...... 710 703,692
Bausch Health Cos., Inc.
(b)
6.13% , 02/01/27 .................. 850 767,694
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
5.75% , 08/15/27 .................. USD 114 $ 96,858
11.00% , 09/30/28 ................. 1,123 1,047,198
Bayer AG, (5-Year EUR Swap Annual + 3.75%),
4.50%, 03/25/82
(a) (e)
............... EUR 200 220,007
Catalent Pharma Solutions, Inc.
(b)
5.00% , 07/15/27 .................. USD 611 607,974
3.13% , 02/15/29 .................. 882 866,390
3.50% , 04/01/30 .................. 947 931,521
Cheplapharm Arzneimittel GmbH, 7.50%,
05/15/30
(e)
..................... EUR 200 234,388
Endo Finance Holdings, Inc., 8.50%, 04/15/31
(b)
USD 764 818,651
Gruenenthal GmbH, 6.75%, 05/15/30
(e)
..... EUR 100 119,360
Jazz Securities DAC, 4.38%, 01/15/29
(b)
.... USD 400 386,846
Nidda Healthcare Holding GmbH, 7.00%,
02/21/30
(e)
..................... EUR 145 168,267
Organon & Co.
2.88% , 04/30/28
(e)
................. 100 106,796
4.13% , 04/30/28
(b)
................. USD 583 560,605
7.88% , 05/15/34
(b)
................. 570 603,887
Rossini SARL
(e)
6.75% , 12/31/29 .................. EUR 100 117,048
(3-mo. EURIBOR at 0.00% Floor + 3.88%),
7.22% , 12/31/29
(a)
............... 116 130,226
Teva Pharmaceutical Finance Netherlands II BV
4.38% , 05/09/30 .................. 100 110,674
7.88% , 09/15/31 .................. 100 131,769
Teva Pharmaceutical Finance Netherlands III
BV
3.15% , 10/01/26 .................. USD 1,160 1,112,510
4.75% , 05/09/27 .................. 400 393,750
7.88% , 09/15/29 .................. 771 850,991
8.13% , 09/15/31 .................. 725 831,711
11,918,813
Professional Services — 0.5%
(b)
CoreLogic, Inc., 4.50%, 05/01/28 ........ 3,253 3,070,174
Dun & Bradstreet Corp. (The), 5.00%, 12/15/29 1,385 1,379,128
KBR, Inc., 4.75%, 09/30/28 ............ 400 382,446
Science Applications International Corp., 4.88%,
04/01/28 ...................... 314 307,478
5,139,226
Real Estate Management & Development — 0.4%
ADLER Real Estate GmbH, 3.00%, 04/27/26
(e)
EUR 200 212,002
Anywhere Real Estate Group LLC
Series AI , 7.00% , 04/15/30 ........... USD 570 529,875
7.00% , 04/15/30
(b)
................. 678 629,644
Aroundtown Finance SARL, (5-Year U.K.
Government Bonds Note Generic Bid Yield +
4.49%), 8.63%
(a) (e) (g)
............... GBP 100 125,670
Aroundtown SA, 0.38%, 04/15/27
(e)
....... EUR 100 101,802
Citycon Treasury BV, Series EURO, 2.38%,
01/15/27
(e)
..................... 100 107,388
Cushman & Wakefield US Borrower LLC
(b)
6.75% , 05/15/28 .................. USD 669 675,069
8.88% , 09/01/31 .................. 776 847,223
Heimstaden Bostad AB, (5-Year EUR Swap
Annual + 3.15%), 2.63%
(a) (e) (g)
......... EUR 100 95,351
Heimstaden Bostad Treasury BV, 1.00%,
04/13/28
(e)
..................... 100 98,102
Howard Hughes Corp. (The)
(b)
4.13% , 02/01/29 .................. USD 469 437,416
4.38% , 02/01/31 .................. 192 175,995
4,035,537

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock High Yield V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Retail REITs — 0.0%
Brookfield Property REIT, Inc., 4.50%,
04/01/27
(b)
..................... USD 312 $ 303,641
Semiconductors & Semiconductor Equipment — 0.4%
ams-OSRAM AG, 10.50%, 03/30/29
(e)
..... EUR 100 115,184
Entegris, Inc., 4.75%, 04/15/29
(b)
........ USD 1,838 1,811,257
Foundry JV Holdco LLC
(b)
6.25% , 01/25/35 .................. 540 565,105
6.40% , 01/25/38 .................. 295 310,633
MKS Instruments, Inc., 1.25%, 06/01/30
(b) (i)
.. 1,047 1,043,336
ON Semiconductor Corp., 0.50%, 03/01/29
(i)
. 427 431,697
Synaptics, Inc., 4.00%, 06/15/29
(b)
........ 220 208,398
4,485,610
Software — 4.8%
AthenaHealth Group, Inc., 6.50%, 02/15/30
(b)
. 7,430 7,137,150
Capstone Borrower, Inc., 8.00%, 06/15/30
(b)
.. 1,204 1,275,708
Central Parent LLC, 8.00%, 06/15/29
(b)
..... 1,251 1,301,146
Central Parent, Inc., 7.25%, 06/15/29
(b)
..... 1,156 1,182,136
Clarivate Science Holdings Corp.
(b)
3.88% , 07/01/28 .................. 3,171 3,043,124
4.88% , 07/01/29 .................. 1,493 1,436,027
Cloud Software Group, Inc.
(b)
6.50% , 03/31/29 .................. 7,152 7,116,000
9.00% , 09/30/29 .................. 5,789 5,890,945
8.25% , 06/30/32 .................. 5,302 5,542,175
Elastic NV, 4.13%, 07/15/29
(b)
.......... 794 741,804
Fair Isaac Corp., 4.00%, 06/15/28
(b)
....... 515 498,306
Helios Software Holdings, Inc.
4.63% , 05/01/28
(b)
................. 200 184,307
7.88% , 05/01/29
(e)
................. EUR 100 113,243
Series SEPT , 7.88% , 05/01/29
(e)
........ 100 113,244
8.75% , 05/01/29
(b)
................. USD 375 383,316
McAfee Corp., 7.38%, 02/15/30
(b)
........ 1,579 1,540,090
SS&C Technologies, Inc., 6.50%, 06/01/32
(b)
. 1,806 1,867,052
TeamSystem SpA, (3-mo. EURIBOR at 0.00%
Floor + 3.50%), 7.13%, 07/31/31
(a) (e)
..... EUR 100 111,798
UKG, Inc., 6.88%, 02/01/31
(b)
........... USD 7,750 8,008,083
Veritas US, Inc., 7.50%, 09/01/25
(b)
....... 448 420,286
ZoomInfo Technologies LLC, 3.88%, 02/01/29
(b)
531 490,843
48,396,783
Specialized REITs — 0.3%
Iron Mountain, Inc.
(b)
5.25% , 07/15/30 .................. 61 60,230
5.63% , 07/15/32 .................. 1,145 1,142,061
SBA Communications Corp., 3.13%, 02/01/29 1,442 1,332,833
2,535,124
Specialty Retail — 1.6%
Afflelou SAS, 6.00%, 07/25/29
(e)
......... EUR 101 115,559
Asbury Automotive Group, Inc.
4.50% , 03/01/28 .................. USD 328 319,294
4.75% , 03/01/30 .................. 186 178,031
5.00% , 02/15/32
(b)
................. 101 95,776
Carvana Co.
(b)(f)
11.00% , ( 11.00 % Cash or 13.00 % PIK),
06/01/30 ..................... 991 1,033,689
14.00% , ( 14.00 % Cash or 14.00 % PIK),
06/01/31 ..................... 2,288 2,586,718
CD&R Firefly Bidco plc, 8.63%, 04/30/29
(e)
.. GBP 100 138,241
Cougar JV Subsidiary LLC, 8.00%, 05/15/32
(b)
USD 512 541,319
Dufry One BV, 4.75%, 04/18/31
(e)
........ EUR 100 114,810
Duomo Bidco SpA, (3-mo. EURIBOR at 0.00%
Floor + 4.13%), 7.80%, 07/15/31
(a) (e)
..... 105 117,991
eG Global Finance plc, 12.00%, 11/30/28
(b)
.. USD 1,109 1,237,712
Group 1 Automotive, Inc., 6.38%, 01/15/30
(b)
. 346 351,497
GYP Holdings III Corp., 4.63%, 05/01/29
(b)
... 747 712,106
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
Ken Garff Automotive LLC, 4.88%, 09/15/28
(b)
USD 220 $ 212,778
LCM Investments Holdings II LLC
(b)
4.88% , 05/01/29 .................. 491 471,786
8.25% , 08/01/31 .................. 974 1,034,213
PetSmart, Inc., 7.75%, 02/15/29
(b)
........ 816 805,527
Staples, Inc., 10.75%, 09/01/29
(b)
........ 579 561,804
White Cap Buyer LLC, 6.88%, 10/15/28
(b)
... 4,645 4,688,324
White Cap Parent LLC, 8.25%, (8.25% Cash or
9.00% PIK), 03/15/26
(b) (f)
............ 812 812,516
16,129,691
Technology Hardware, Storage & Peripherals — 0.1%
Seagate HDD Cayman, 8.50%, 07/15/31
(b)
.. 1,096 1,196,054
Textiles, Apparel & Luxury Goods — 0.1%
(b)
Crocs, Inc., 4.13%, 08/15/31 ........... 211 191,647
Hanesbrands, Inc.
4.88% , 05/15/26 .................. 376 372,704
9.00% , 02/15/31 .................. 40 43,176
Kontoor Brands, Inc., 4.13%, 11/15/29 ..... 105 99,114
Levi Strauss & Co., 3.50%, 03/01/31 ...... 462 418,734
S&S Holdings LLC, 8.38%, 10/01/31 ...... 211 212,448
1,337,823
Trading Companies & Distributors — 1.5%
Air Lease Corp., Series D, (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.56%), 6.00%
(a) (g)
................ 305 301,852
Beacon Roofing Supply, Inc.
(b)
4.13% , 05/15/29 .................. 184 173,353
6.50% , 08/01/30 .................. 484 500,935
EquipmentShare.com, Inc., 8.00%, 03/15/33
(b)
353 361,361
Fortress Transportation & Infrastructure
Investors LLC
(b)
5.50% , 05/01/28 .................. 715 712,012
7.88% , 12/01/30 .................. 1,701 1,832,518
7.00% , 05/01/31 .................. 3,619 3,814,451
7.00% , 06/15/32 .................. 3,303 3,467,163
5.88% , 04/15/33 .................. 1,078 1,072,610
Foundation Building Materials, Inc., 6.00%,
03/01/29
(b)
..................... 115 101,270
H&E Equipment Services, Inc., 3.88%,
12/15/28
(b)
..................... 75 70,413
Herc Holdings, Inc., 6.63%, 06/15/29
(b)
..... 362 374,951
Imola Merger Corp., 4.75%, 05/15/29
(b)
..... 655 639,133
United Rentals North America, Inc., 6.13%,
03/15/34
(b)
..................... 426 440,248
WESCO Distribution, Inc.
(b)
6.38% , 03/15/29 .................. 319 329,562
6.63% , 03/15/32 .................. 444 462,471
14,654,303
Wireless Telecommunication Services — 0.6%
CK Hutchison Group Telecom Finance SA,
2.63%, 10/17/34
(e)
................ GBP 200 197,368
Connect Finco SARL
(b)
6.75% , 10/01/26 .................. USD 900 900,000
9.00% , 09/15/29 .................. 1,994 1,929,664
Odido Group Holding BV, 5.50%, 01/15/30
(e)
. EUR 100 108,605
SoftBank Group Corp.
(e)
2.88% , 01/06/27 .................. 150 162,798
3.88% , 07/06/32 .................. 250 255,626
Telefonica Europe BV
(a)(e)(g)
(7-Year EUR Swap Annual + 3.35%), 6.14% 200 237,774
(EUAMDB08 + 3.12%), 5.75% ........ 100 116,559
Vmed O2 UK Financing I plc
4.50% , 07/15/31
(e)
................. GBP 200 230,624
4.75% , 07/15/31
(b)
................. USD 417 371,141

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock High Yield V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services (continued)
5.63% , 04/15/32
(e)
................. EUR 100 $ 112,479
7.75% , 04/15/32
(b)
................. USD 200 205,296
Vodafone Group plc, (5-Year U.K. Government
Bonds Note Generic Bid Yield + 3.84%),
8.00%, 08/30/86
(a) (e)
............... GBP 404 592,807
Zegona Finance plc, 6.75%, 07/15/29
(e)
.... EUR 112 130,127
5,550,868
Total Corporate Bonds — 86 .9%
(Cost: $ 848,039,709 ) .............................. 873,267,130
Fixed Rate Loan Interests
Health Care Technology — 0.6%
Cotiviti Corp., 1st Lien Term Loan ,
7.63%
,
05/01/31 .................. USD 6,409 6,433,034
Media — 0.3%
Clear Channel International BV, 1st Lien Term
Loan , 7.50%
,
08/12/27 .............. 2,455 2,436,587
Total Fixed Rate Loan Interests — 0 .9%
(Cost: $ 8,844,994 ) ............................... 8,869,621
Floating Rate Loan Interests
Aerospace & Defense — 0.2%
(a)
Atlas CC Acquisition Corp., 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.75% Floor +
4.25%), 9.57%
,
05/25/28 ............ 329 253,781
Atlas CC Acquisition Corp., 1st Lien Term Loan
C , (3-mo. CME Term SOFR at 0.75% Floor +
4.25%), 9.57%
,
05/25/28 ............ 67 51,613
Bleriot US Bidco, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.25%), 8.12% - 8.59%
,
10/31/30 ....... 290 290,334
Ovation Parent, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.75% Floor + 3.50%),
8.84%
,
04/19/31 .................. 174 174,856
Peraton Corp., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
8.70% - 9.10%
,
02/01/28 ............ 450 432,146
Peraton Corp., 2nd Lien Term Loan B1 , (3-mo.
CME Term SOFR at 0.75% Floor + 7.75%),
12.97%
,
02/01/29 ................. 1,189 1,113,158
2,315,888
Air Freight & Logistics — 0.1%
Clue Opco LLC, 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.75% Floor + 4.50%),
9.75%
,
12/19/30
(a)
................. 460 455,928
Automobile Components — 0.1%
Champions Financing, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
4.75%), 9.85%
,
02/06/29
(a)
........... 861 826,560
Biotechnology — 0.0%
Parexel International, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 3.50% - 8.25%
,
11/15/28
(a)
...... 102 102,437
Broadline Retail — 0.2%
StubHub HoldCo Sub LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
4.75%), 9.60% - 10.00%
,
03/15/30
(a)
..... 1,464 1,459,235
Security
Par (000)
Par (000) Value
Building Products — 0.1%
(a)
Chariot Buyer LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
8.35% - 8.75%
,
11/03/28 ............. USD 372 $ 371,065
Cornerstone Building Brands Inc., 1st Lien Term
Loan C , (1-mo. CME Term SOFR at 0.50%
Floor + 4.50%), 9.60%
,
05/15/31 ....... 194 191,515
Wilsonart LLC, 1st Lien Term Loan , (3-mo. CME
Term SOFR at 0.00% Floor + 4.25%), 8.81%
- 9.49%
,
08/05/31 ................. 784 774,851
1,337,431
Capital Markets — 0.1%
(a)
Azalea Topco, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 3.50%),
8.75%
,
04/30/31 .................. 300 299,250
Grant Thornton Advisors LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 3.25%), 8.10% - 8.50%
,
05/31/31 . 512 512,813
OVG Business Services LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 3.00%), 7.85% - 8.25%
,
06/25/31 . 237 235,519
1,047,582
Chemicals — 0.3%
(a)
Aruba Investments Holdings LLC, 2nd Lien
Term Loan , (1-mo. CME Term SOFR
at 0.75% Floor + 7.75%), 12.70% -
13.10%
,
11/24/28 ................. 190 180,071
Chemours Co. (The), 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.35% - 8.75%
,
08/18/28 ....... 377 377,114
Discovery Purchaser Corp., 1st Lien Term Loan ,
10/04/29
(l)
....................... 1,196 1,189,967
Lonza Group AG, Facility 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.75% Floor +
3.93%), 8.63% - 9.26%
,
07/03/28 ....... 327 305,448
Momentive Performance Materials, Inc.,
1st Lien Term Loan , (1-mo. CME Term
SOFR at 0.00% Floor + 4.50%), 9.35% -
9.75%
,
03/29/28 .................. 644 645,053
OQ Chemicals International Holding GmbH, 1st
Lien Term Loan B2 , (3-mo. CME Term SOFR
at 0.00% Floor + 3.50%), 8.92%
,
10/14/24 . 99 83,457
2,781,110
Commercial Services & Supplies — 0.1%
(a)
Allied Universal Holdco LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50%
Floor + 3.75%), 8.70% - 9.10%
,
05/12/28 . 824 815,714
GFL Environmental, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
2.00%), 7.32% - 7.46%
,
07/03/31 ....... 175 174,630
Madison Safety & Flow LLC, 1st Lien Term Loan
B , 09/19/31
(l)
..................... 291 290,636
1,280,980
Construction & Engineering — 0.2%
Brand Industrial Services, Inc., 1st Lien Term
Loan C , (3-mo. CME Term SOFR at 0.50%
Floor + 4.50%), 9.75%
,
08/01/30
(a)
...... 2,185 2,121,551

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock High Yield V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Construction Materials — 0.1%
White Cap Supply Holdings LLC, Facility
1st Lien Term Loan C , (1-mo. CME Term
SOFR at 0.00% Floor + 3.25%), 8.10% -
8.50%
,
10/19/29
(a)
................. USD 965 $ 957,922
Consumer Staples Distribution & Retail — 0.0%
BCPE Empire Holdings, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50%
Floor + 4.00%), 8.85% - 9.25%
,
12/11/28
(a)
159 159,419
Containers & Packaging — 0.0%
(a)
Mauser Packaging Solutions Holding Co.,
Facility 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 3.50%),
8.70%
,
04/15/27 .................. 211 211,647
Trident TPI Holdings, Inc., 1st Lien Term Loan
B6 , (3-mo. CME Term SOFR at 0.50% Floor
+ 4.00%), 8.60% - 9.33%
,
09/15/28 ..... 139 139,470
351,117
Diversified Consumer Services — 0.3%
(a)
Ascend Learning LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.85%
,
12/11/28 ............. 345 343,601
Ascend Learning LLC, 2nd Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
5.75%), 10.70% - 11.10%
,
12/10/29 ..... 284 274,415
URSA Minor US Bidco LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.50%), 8.10% - 8.84%
,
03/26/31 ....... 350 350,018
Wand Newco 3, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
7.85% - 8.50%
,
01/30/31 ............ 1,756 1,753,044
2,721,078
Diversified Telecommunication Services — 0.3%
(a)
Frontier Communications Holdings LLC,
1st Lien Term Loan , (6-mo. CME Term
SOFR at 0.00% Floor + 3.50%), 8.71% -
8.76%
,
07/01/31 .................. 196 196,980
Level 3 Financing, Inc., 1st Lien Term Loan B1 ,
(1-mo. CME Term SOFR at 2.00% Floor +
6.56%), 11.41%
,
04/16/29 ............ 144 146,815
Level 3 Financing, Inc., 1st Lien Term Loan B2 ,
(1-mo. CME Term SOFR at 2.00% Floor +
6.56%), 11.41%
,
04/15/30 ............ 145 147,385
Lumen Technologies, Inc., 1st Lien Term Loan
A , (1-mo. CME Term SOFR at 2.00% Floor +
6.00%), 10.85% - 11.25%
,
06/01/28 ..... 136 130,839
Radiate HoldCo LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.75% Floor +
3.25%), 8.21% - 8.61%
,
09/25/26 ....... 355 303,668
Windstream Services LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 1.00% Floor +
6.25%), 11.20% - 11.60%
,
09/21/27 ..... 309 308,840
Windstream Services LLC, 1st Lien Term Loan
B , 09/25/31
(l) (m)
................... 310 310,000
Zayo Group Holdings, Inc., 1st Lien Term Loan ,
03/09/27
(l)
....................... 1,617 1,474,855
3,019,382
Security
Par (000)
Par (000) Value
Entertainment — 0.1%
(a)
City Football Group Ltd., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.97%
,
07/22/30 ............ USD 466 $ 463,328
Motion Finco SARL, Facility 1st Lien Term Loan
B3 , (3-mo. CME Term SOFR at 0.00% Floor
+ 3.50%), 8.10% - 8.84%
,
11/13/29 ...... 214 205,417
668,745
Financial Services — 0.3%
(a)
CPI HoldCo B LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
6.85% - 7.25%
,
05/19/31 ............ 472 469,396
Deerfield Holdings Corp., 2nd Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
6.75%), 11.62% - 12.35%
,
04/07/28 ..... 364 355,273
Neon Maple US Debt Mergersub, Inc., 1st Lien
Term Loan , 07/18/31
(l)
............... 891 880,976
Sotera Health Holdings LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 3.25%), 8.10% - 8.50%
,
05/30/31 . 489 487,166
Vortex Opco LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 4.25%),
9.12%
,
12/18/28 .................. 466 331,776
2,524,587
Food Products — 0.1%
Chobani LLC, 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 3.75%), 8.60%
- 9.09%
,
10/25/27
(a)
................ 405 405,947
Gas Utilities — 0.0%
NGL Energy Operating LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 3.75%), 8.60% - 9.00%
,
02/03/31
(a)
277 274,845
Ground Transportation — 0.1%
Genesee & Wyoming, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.60% - 7.34%
,
04/10/31
(a)
...... 555 553,967
Health Care Equipment & Supplies — 0.2%
(a)
Bausch & Lomb, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.27%
,
05/10/27 ............ 1,218 1,212,077
Bausch + Lomb Corp., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
4.00%), 8.85% - 9.25%
,
09/29/28 ....... 489 488,146
1,700,223
Health Care Providers & Services — 0.3%
(a)
Ensemble RCM LLC, 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.00%), 8.25%
,
08/01/29 ............ 341 340,907
Lifepoint Health, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
4.00%), 8.96% - 9.01%
,
05/19/31 ....... 403 403,240
Lifepoint Health, Inc., 1st Lien Term Loan B
(3-mo. CME Term SOFR at 0.00% Floor +
4.75%), 10.05% , 11/16/28 .......... 252 251,717
05/16/31
(l)
...................... 521 519,801
Medline Borrower LP, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 7.10% - 7.74%
,
10/23/28 ....... 1,135 1,133,566
Oculus Acquisition Corp., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
3.50%), 8.75%
,
11/08/27 ............. 228 228,747

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock High Yield V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
Quorum Health Corp., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 1.00% Floor +
8.25%), 12.95% - 13.69%
,
04/29/25 ..... USD 506 $ 374,458
Surgery Center Holdings, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 2.75%), 7.67% - 7.99%
,
12/19/30 . 96 95,531
3,347,967
Health Care Technology — 0.5%
(a)
AthenaHealth Group, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.50%
,
02/15/29 ............ 4,149 4,118,954
Gainwell Acquisition Corp., 1st Lien Term Loan
B , 10/01/27
(l)
..................... 791 751,248
Polaris Newco LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 4.00%),
9.51%
,
06/02/28 .................. 526 517,047
5,387,249
Hotels, Restaurants & Leisure — 0.1%
(a)
1011778 BC Unlimited Liability Co., 1st
Lien Term Loan B5 , (1-mo. CME Term
SOFR at 0.00% Floor + 1.75%), 6.60% -
7.00%
,
09/20/30 .................. 545 538,606
Bally's Corp., Facility 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.79%
,
10/02/28 ............ 281 267,301
Entain plc, Facility 1st Lien Term Loan B3 ,
(2-mo. CME Term SOFR at 0.50% Floor +
2.75%), 8.01%
,
10/31/29 ............ 325 324,905
1,130,812
Household Durables — 0.1%
(a)
Hunter Douglas, Inc., 1st Lien Term Loan B1 ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.57%
,
02/25/29 ............ 466 461,605
SWF Holdings I Corp., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.75% Floor +
4.00%), 8.96% - 9.36%
,
10/06/28 ....... 929 763,475
1,225,080
Industrial Conglomerates — 0.1%
(a)
Chromalloy Corp., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 3.75%),
9.08%
,
03/27/31 .................. 744 705,864
EMRLD Borrower LP, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.50%), 7.56% - 7.73%
,
08/04/31 ....... 273 271,774
977,638
Insurance — 0.5%
(a)
Alliant Holdings Intermediate LLC, 1st Lien Term
Loan , 09/19/31
(l)
.................. 318 316,111
AssuredPartners, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.35% - 8.75%
,
02/14/31 ....... 684 682,897
Truist Insurance Holdings, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00%
Floor + 3.25%), 7.85% - 8.59%
,
05/06/31 . 1,283 1,279,793
Truist Insurance Holdings, Inc., 2nd Lien Term
Loan , (3-mo. CME Term SOFR at 0.00%
Floor + 4.75%), 9.35% - 10.09%
,
05/06/32 . 3,006 3,050,758
5,329,559
Security
Par (000)
Par (000) Value
IT Services — 0.6%
(a)
Amazon Holdco, Inc., 1st Lien Term Loan B ,
07/30/31
(l)
....................... USD 985 $ 981,306
Central Parent LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
7.85% - 8.59%
,
07/06/29 ............ 588 581,026
Fortress Intermediate 3, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 3.75%), 8.60% - 9.00%
,
06/27/31 . 1,575 1,571,063
Mitchell International, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.10% - 8.50%
,
06/17/31 ....... 718 707,092
Modena Buyer LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 4.50%),
9.10% - 9.83%
,
07/01/31 ............ 859 820,525
Neptune Bidco US, Inc., 1st Lien Term Loan B ,
04/11/29
(l)
....................... 920 861,455
Project Alpha Intermediate Holding, Inc., 1st
Lien Term Loan , (3-mo. CME Term SOFR at
0.50% Floor + 3.75%), 9.00%
,
10/28/30 .. 365 365,794
Project Boost Purchaser LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00%
Floor + 3.50%), 8.73% - 8.79%
,
07/16/31 . 361 361,119
Sedgwick Claims Management Services, Inc.,
1st Lien Term Loan , (3-mo. CME Term SOFR
at 0.00% Floor + 3.00%), 8.25%
,
07/31/31 . 173 172,212
6,421,592
Life Sciences Tools & Services — 0.1%
Star Parent, Inc., 1st Lien Term Loan ,
09/27/30
(a) (l)
...................... 1,156 1,122,594
Machinery — 0.5%
(a)
Alliance Laundry Systems LLC, 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.00%
Floor + 3.50%), 8.25% - 8.84%
,
08/19/31 . 109 109,075
Husky Injection Molding Systems Ltd., 1st Lien
Term Loan , (2-mo. CME Term SOFR at
0.00% Floor + 5.00%), 10.33%
,
02/15/29 .. 2,249 2,235,717
Roper Industrial Products Investment Co. LLC,
1st Lien Term Loan C , (3-mo. CME Term
SOFR at 0.50% Floor + 3.25%), 7.85% -
8.74%
,
11/22/29 .................. 305 305,701
SPX Flow, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
8.35% - 8.75%
,
04/05/29 ............ 527 527,187
TK Elevator Midco GmbH, 1st Lien Term Loan
C , (6-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.59%
,
04/30/30 ............ 1,856 1,859,094
Wec US Holdings Ltd., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 7.60% - 8.00%
,
01/27/31 ....... 112 112,208
5,148,982
Media — 0.3%
(a)
Altice France SA, 1st Lien Term Loan B14 ,
(3-mo. CME Term SOFR at 0.00% Floor +
5.50%), 10.80%
,
08/15/28 ............ 233 174,255
AVSC Holding Corp., 2nd Lien Term Loan ,
(1-mo. CME Term SOFR at 1.00% Floor +
7.25%), 12.21% - 12.61%
,
09/01/25 ..... 252 249,401
Clear Channel Outdoor Holdings, Inc.,
1st Lien Term Loan , (1-mo. CME Term
SOFR at 0.00% Floor + 4.00%), 8.96% -
9.36%
,
08/23/28 .................. 1,191 1,185,633

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock High Yield V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Media (continued)
CSC Holdings LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 4.50%),
9.60%
,
01/18/28 .................. USD 493 $ 477,907
CSC Holdings LLC, 1st Lien Term Loan B5 ,
(6-mo. CME Term SOFR at 0.00% Floor +
2.50%), 7.17% - 7.71%
,
04/15/27 ....... 469 428,368
Gray Television, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
5.25%), 10.45% - 10.49%
,
05/23/29 ..... 361 346,117
Univision Communications, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50%
Floor + 3.50%), 8.46% - 8.86%
,
01/23/29 . 189 184,449
3,046,130
Metals & Mining — 0.1%
(a)
Star Holding LLC, 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 4.50%),
9.35% - 9.75%
,
07/18/31 ............ 919 896,255
SunSource Borrower, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
4.00%), 8.95% - 9.35%
,
03/25/31 ....... 319 316,506
1,212,761
Oil, Gas & Consumable Fuels — 0.0%
Freeport LNG investments LLLP, 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.50%
Floor + 3.50%), 9.04%
,
12/21/28
(a)
...... 81 80,635
Passenger Airlines — 0.1%
AAdvantage Loyalty IP Ltd., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
4.75%), 10.29%
,
04/20/28
(a)
........... 643 660,244
Personal Care Products — 0.0%
KDC US Holdings, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
4.50%), 9.36%
,
08/15/28
(a)
........... 400 399,607
Pharmaceuticals — 0.2%
(a)
Amneal Pharmaceuticals LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 5.50%), 10.35% - 10.75%
,
05/04/28 61 61,327
Bausch Health Cos., Inc., 1st Lien Term Loan ,
02/01/27
(l)
....................... 1,064 1,020,243
Endo Finance Holdings, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.50%
Floor + 4.50%), 9.78%
,
04/09/31 ....... 1,087 1,085,413
Organon & Co., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
7.46% - 7.74%
,
05/19/31 ............ 39 39,184
2,206,167
Professional Services — 0.1%
(a)
CoreLogic, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
8.46% - 8.86%
,
06/02/28 ............ 270 266,743
Galaxy US Opco, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
4.75%), 10.00%
,
04/30/29 ............ 270 226,105
492,848
Real Estate Management & Development — 0.0%
Cushman & Wakefield US Borrower LLC,
1st Lien Term Loan , (1-mo. CME Term
SOFR at 0.50% Floor + 3.75%), 8.60% -
9.00%
,
01/31/30
(a)
................. 38 37,936
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment — 0.0%
Icon Parent, Inc., 1st Lien Term Loan B ,
09/12/31
(a) (l)
...................... USD 353 $ 350,204
Software — 1.0%
(a)
Applied Systems, Inc., 2nd Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
5.25%), 9.85% - 10.59%
,
02/23/32 ...... 371 381,453
Boxer Parent Co., Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.75%), 8.96% - 9.01%
,
07/30/31 ....... 1,224 1,220,235
Boxer Parent Co., Inc., 2nd Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
5.75%), 10.98% - 11.01%
,
07/02/32 ..... 544 535,160
Cast & Crew LLC, Facility 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.75%), 8.60% - 9.00%
,
12/29/28 ....... 255 255,382
Cloud Software Group, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.10% - 9.84%
,
03/21/31 ....... 914 915,901
Cloud Software Group, Inc., Facility 1st
Lien Term Loan B , (3-mo. CME Term
SOFR at 0.50% Floor + 4.00%), 8.60% -
9.34%
,
03/30/29 .................. 647 644,018
Delta Topco, Inc., 1st Lien Term Loan , (2-mo.
CME Term SOFR at 0.75% Floor + 3.50%),
8.20%
,
11/30/29 .................. 633 630,990
Delta Topco, Inc., 2nd Lien Term Loan , (2-mo.
CME Term SOFR at 0.75% Floor + 5.25%),
9.95%
,
12/24/30 .................. 145 145,605
Ellucian Holdings, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.45% - 8.85%
,
10/07/29 ....... 486 486,849
Genesys Cloud Services Holdings II LLC,
1st Lien Term Loan , (1-mo. CME Term
SOFR at 0.75% Floor + 3.75%), 8.71% -
9.11%
,
12/01/27 .................. 329 328,580
McAfee Corp., 1st Lien Term Loan B1 , (1-mo.
CME Term SOFR at 0.50% Floor + 3.25%),
8.45% - 8.49%
,
03/01/29 ............ 265 263,790
MH Sub I LLC, 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor + 4.25%), 9.10%
- 9.50%
,
05/03/28 ................. 1,842 1,829,054
MH Sub I LLC, 2nd Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 6.25%),
11.50%
,
02/23/29 ................. 103 100,958
Planview Parent, Inc., 2nd Lien Term Loan A ,
(3-mo. CME Term SOFR at 0.75% Floor +
6.00%), 10.60% - 11.34%
,
12/18/28 ..... 295 287,844
Project Sky Merger Sub, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50%
Floor + 3.75%), 8.70% - 9.10%
,
10/09/28 . 257 249,942
Project Sky Merger Sub, Inc., 2nd Lien Term
Loan , (1-mo. CME Term SOFR at 0.50%
Floor + 6.00%), 10.95% - 11.35%
,
10/10/29 712 666,837
Proofpoint, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
7.85% - 8.25%
,
08/31/28 ............ 108 108,312
Sabre GLBL, Inc., 1st Lien Term Loan B1 ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.46% - 8.86%
,
12/17/27 ....... 97 90,289
Sabre GLBL, Inc., 1st Lien Term Loan B2 ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.46% - 8.86%
,
12/17/27 ....... 153 142,664

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock High Yield V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Software (continued)
UKG, Inc., 1st Lien Term Loan , (3-mo. CME
Term SOFR at 0.00% Floor + 3.25%),
8.55%
,
02/10/31 .................. USD 703 $ 702,621
VS Buyer LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
8.35%
,
04/14/31 .................. 187 186,670
10,173,154
Specialty Retail — 0.1%
PetSmart, Inc., 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.75% Floor + 3.75%), 8.70%
- 9.10%
,
02/11/28
(a)
................ 855 846,575
Trading Companies & Distributors — 0.2%
(a)
Air Control Concepts Holdings LP, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 3.25%), 8.10% - 8.50%
,
07/23/31 . 250 249,378
Foundation Building Materials, Inc., 1st Lien
Term Loan , (1-mo. CME Term SOFR at
0.00% Floor + 4.00%), 9.25%
,
01/29/31 .. 1,110 1,079,679
Gulfside Supply, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.00%), 8.29%
,
06/17/31 ............ 145 144,737
1,473,794
Transportation Infrastructure — 0.0%
(a)
Brown Group Holding LLC, 1st Lien Term Loan
B2 , (1-mo. CME Term SOFR at 0.50% Floor
+ 2.75%), 7.81% - 8.00%
,
07/01/31 ..... 156 155,178
KKR Apple Bidco LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.35% - 8.75%
,
09/22/28 ....... 41 41,454
196,632
Wireless Telecommunication Services — 0.1%
Digicel International Finance Ltd., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00%
Floor + 6.65%), 12.00%
,
05/25/27
(a)
..... 1,257 1,239,896
Total Floating Rate Loan Interests — 7 .9%
(Cost: $ 79,696,006 ) ............................... 79,573,990
Foreign Agency Obligations
Denmark — 0.0%
Orsted A/S , (5-Year U.K. Government Bonds
Note Generic Bid Yield + 2.14%), 2.50%
,
02/18/3021
(a) (e)
.................... GBP 100 98,934
Finland — 0.0%
Finnair OYJ , 4.75%
,
05/24/29
(e)
.......... EUR 100 111,674
France — 0.1%
Electricite de France SA
(a)(e)(g)
(13-Year GBP Swap Semi + 4.23%), 6.00% GBP 400 531,971
(5-Year EURIBOR ICE Swap Rate + 2.94%),
5.13% ....................... EUR 200 223,642
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 3.78%), 7.38% .... GBP 200 273,142
1,028,755
Ireland — 0.0%
AIB Group plc , (5-Year EUR Swap Annual +
6.63%), 6.25%
(a) (e) (g)
................ EUR 200 224,784
Total Foreign Agency Obligations — 0 .1%
(Cost: $ 1,394,380 ) ............................... 1,464,147
Security
Par (000)
Pa r (000) Value
Preferred Securities
Capital Trusts — 0.7%
Banks — 0.1%
PNC Financial Services Group, Inc. (The)
(a)(g)
Series V , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.24%),
6.20% ....................... USD 629 $ 640,320
Series W , (7-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.81%),
6.25% ....................... 606 615,388
1,255,708
Consumer Finance — 0.0%
General Motors Financial Co., Inc. , Series C , (5-
Year US Treasury Yield Curve Rate T Note
Constant Maturity + 5.00%), 5.70%
(a) (g)
... 137 134,072
Electric Utilities — 0.3%
(a)(g)
Edison International
Series A , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 4.70%),
5.38% ....................... 1,200 1,188,112
Series B , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.90%),
5.00% ....................... 581 567,689
NRG Energy, Inc. , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
5.92%), 10.25%
(b)
................. 983 1,108,789
2,864,590
Independent Power and Renewable Electricity Producers — 0.2%
Vistra Corp. , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.74%),
7.00%
(a) (b) (g)
...................... 1,471 1,501,603
Oil, Gas & Consumable Fuels — 0.1%
Energy Transfer LP , Series H , (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 5.69%), 6.50%
(a) (g)
.......... 852 849,962
Total Preferred Securities — 0 .7%
(Cost: $ 6,413,089 ) ............................... 6,605,935
Total Long-Term Investments — 98.7%
(Cost: $ 965,694,860 ) .............................. 991,607,675
Shares
Shares
Short-Term Securities
Money Market Funds — 1.3%
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 4.83%
(n) (o)
.................. 12,947,791 12,947,791
Total Short-Term Securities — 1 .3%
(Cost: $ 12,947,791 ) ............................... 12,947,791
Total Investments — 100 .0%
(Cost: $ 978,642,651 ) .............................. 1,004,555,466
Liabilities in Excess of Other Assets — (0.0) % ............. (268,893)
Net Assets — 100.0% ...............................
$ 1,004,286,573

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock High Yield V.I. Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Non-income producing security.
(d)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $3,119,495, representing 0.31% of its net assets as of period end, and an original cost of $3,119,495.
(e)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(g)
Perpetual security with no stated maturity date.
(h)
Issuer filed for bankruptcy and/or is in default.
(i)
Convertible security.
(j)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(k)
Zero-coupon bond.
(l)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(m)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(n)
Affiliate of the Fund.
(o)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
12/31/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/24
Shares
Held at
09/30/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 9,375,946 $ 3,571,845
(a)
$ — $ — $ — $ 12,947,791 12,947,791 $ 822,009 $ —
— —
(a)
Represents net amount purchased (sold).
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock High Yield V.I. Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury 5-Year Note .................................................... 107 12/31/24 $ 11,765 $ 24,911
Short Contracts
U.S. Treasury Long Bond ..................................................... 10 12/19/24 1,243 3,733
U.S. Treasury Ultra Bond ..................................................... 5 12/19/24 666 (1,034)
2,699
$ 27,610
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 315,623 EUR 282,000 Deutsche Bank AG 12/18/24 $ 714
USD 116,526 GBP 87,000 UBS AG 12/18/24 232
946
USD 24,620,542 EUR 22,052,000 Toronto Dominion Bank 12/18/24 (4,918)
USD 50,906 GBP 39,000 Deutsche Bank AG 12/18/24 (1,227)
USD 5,614,878 GBP 4,279,000 UBS AG 12/18/24 (104,923)
(111,068)
$ (110,122)
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American
High Yield Index Series
43.V1 ........... 5 .00 % Quarterly 12/20/29 B+ USD 7,900 $ 588,546 $ 580,668 $ 7,878
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Matterhorn Telecom SA ...... 5 .00 % Quarterly Goldman Sachs International 12/20/29 EUR 86 $ (12,377) $ (11,755) $ (622)
$ – $ – $ –

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock High Yield V.I. Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical, unrestricted assets or liabilities;
Level 2 — Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Forvia SE ........... 5 .00 % Quarterly Barclays Bank plc 06/20/29 BB EUR 49 $ 3,925 $ 6,105 $ (2,180)
Forvia SE ........... 5 .00 Quarterly
Goldman Sachs
International 06/20/29 BB EUR 40 3,205 4,420 (1,215)
Intrum AB ........... 5 .00 Quarterly
Goldman Sachs
International 06/20/29 CC EUR 10 (2,359) (2,227) (132)
Intrum AB ........... 5 .00 Quarterly
Goldman Sachs
International 06/20/29 CC EUR 14 (3,538) (3,872) 334
Virgin Media Finance plc . 5 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 B- EUR 20 1,218 698 520
Virgin Media Finance plc . 5 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 B- EUR 14 836 482 354
$ 3,287 $ 5,606 $ (2,319)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 14,653,848 $ — $ 14,653,848
Common Stocks
Building Products ....................................... 555,121 — — 555,121
Energy Equipment & Services .............................. 994 — — 994
Life Sciences Tools & Services .............................. 890,471 — — 890,471
Metals & Mining ........................................ 952,690 — — 952,690
Oil, Gas & Consumable Fuels ............................... 293,886 — — 293,886
Professional Services .................................... — 3,119,495 — 3,119,495
Specialized REITs ...................................... 1,360,347 — — 1,360,347
Corporate Bonds ........................................ — 873,267,130 — 873,267,130
Fixed Rate Loan Interests ................................... — 8,869,621 — 8,869,621
Floating Rate Loan Interests
Aerospace & Defense .................................... — 2,315,888 — 2,315,888
Air Freight & Logistics .................................... — 455,928 — 455,928

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock High Yield V.I. Fund

Level 1 Level 2 Level 3 Total
Automobile Components .................................. $ — $ 826,560 $ — $ 826,560
Biotechnology ......................................... — 102,437 — 102,437
Broadline Retail ........................................ — 1,459,235 — 1,459,235
Building Products ....................................... — 1,337,431 — 1,337,431
Capital Markets ........................................ — 1,047,582 — 1,047,582
Chemicals ............................................ — 2,781,110 — 2,781,110
Commercial Services & Supplies ............................. — 1,280,980 — 1,280,980
Construction & Engineering ................................ — 2,121,551 — 2,121,551
Construction Materials .................................... — 957,922 — 957,922
Consumer Staples Distribution & Retail ........................ — 159,419 — 159,419
Containers & Packaging .................................. — 351,117 — 351,117
Diversified Consumer Services .............................. — 2,721,078 — 2,721,078
Diversified Telecommunication Services ........................ — 2,709,382 310,000 3,019,382
Entertainment ......................................... — 668,745 — 668,745
Financial Services ...................................... — 2,524,587 — 2,524,587
Food Products ......................................... — 405,947 — 405,947
Gas Utilities ........................................... — 274,845 — 274,845
Ground Transportation ................................... — 553,967 — 553,967
Health Care Equipment & Supplies ........................... — 1,700,223 — 1,700,223
Health Care Providers & Services ............................ — 3,347,967 — 3,347,967
Health Care Technology .................................. — 5,387,249 — 5,387,249
Hotels, Restaurants & Leisure .............................. — 1,130,812 — 1,130,812
Household Durables ..................................... — 1,225,080 — 1,225,080
Industrial Conglomerates .................................. — 977,638 — 977,638
Insurance ............................................ — 5,329,559 — 5,329,559
IT Services ........................................... — 6,421,592 — 6,421,592
Life Sciences Tools & Services .............................. — 1,122,594 — 1,122,594
Machinery ............................................ — 5,148,982 — 5,148,982
Media ............................................... — 3,046,130 — 3,046,130
Metals & Mining ........................................ — 1,212,761 — 1,212,761
Oil, Gas & Consumable Fuels ............................... — 80,635 — 80,635
Passenger Airlines ...................................... — 660,244 — 660,244
Personal Care Products .................................. — 399,607 — 399,607
Pharmaceuticals ....................................... — 2,206,167 — 2,206,167
Professional Services .................................... — 492,848 — 492,848
Real Estate Management & Development ....................... — 37,936 — 37,936
Semiconductors & Semiconductor Equipment .................... — 350,204 — 350,204
Software ............................................. — 10,173,154 — 10,173,154
Specialty Retail ........................................ — 846,575 — 846,575
Trading Companies & Distributors ............................ — 1,473,794 — 1,473,794
Transportation Infrastructure ............................... — 196,632 — 196,632
Wireless Telecommunication Services ......................... — 1,239,896 — 1,239,896
Foreign Agency Obligations ................................. — 1,464,147 — 1,464,147
Preferred Securities ....................................... — 6,605,935 — 6,605,935
Short-Term Securities
Money Market Funds ...................................... 12,947,791 — — 12,947,791
$ 17,001,300 $ 987,244,166 $ 310,000 $ 1,004,555,466
Derivative Financial Instruments
(a)
Assets
Credit contracts ........................................... $ — $ 9,086 $ — $ 9,086
Foreign currency exchange contracts ............................ — 946 — 946
Interest rate contracts ....................................... 28,644 — — 28,644
Liabilities
Credit contracts ........................................... — (4,149) — (4,149)
Foreign currency exchange contracts ............................ — (111,068) — (111,068)
Interest rate contracts ....................................... (1,034) — — (1,034)
$ 27,610 $ (105,185) $ — $ (77,575)
(a)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock High Yield V.I. Fund

Currency Abbreviation
EUR Euro
GBP British Pound
USD United States Dollar
Portfolio Abbreviation
CLO Collateralized Loan Obligation
DAC Designated Activity Company
EURIBOR Euro Interbank Offered Rate
LIBOR London Interbank Offered Rate
OTC Over-the-counter
PIK Payment-In-Kind
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate